AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
ON MARCH 1, 1999                                    REGISTRATION NOS.:  33-57166
                                                                        811-7434


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20546

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X
                                                         -----
     Pre-Effective Amendment No.   [    ]
     Post-Effective Amendment No.  [ 10 ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X
                                                                 -----
     Amendment No.            [ 12 ]


                           THE STRATTON FUNDS, INC.
                           ------------------------
              (Exact Name of Registrant as Specified in Charter)

      610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050
      ------------------------------------------------------------------
          (Address of Principal Executive Offices including Zip Code)
                                (610) 941-0255
                                --------------
             (Registrant's Telephone Number, including Area Code)

                    Patricia L. Sloan, Secretary/Treasurer
                           The Stratton Funds, Inc.
      610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050
      ------------------------------------------------------------------
                    (Name and Address of Agent for Service)

                                With copies to:
                            Jeffrey A. Dalke, Esq.
                          Drinker Biddle & Reath LLP
                   1100 Philadelphia National Bank Building
                             1345 Chestnut Street
                          Philadelphia, PA 19107-3496
                                (215) 988-2700


It is proposed that this filing will become effective:

[  ]  immediately upon filing pursuant to paragraph (b)
[  ]  on (date) pursuant to paragraph (b)
[ X]  60 days after filing pursuant to paragraph (a)(1)
[  ]  on (date) pursuant to paragraph (a)(1)
[  ]  75 days after filing pursuant to paragraph (a)(2)
[  ]  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered:  Shares of Common Stock

                             STRATTON MUTUAL FUNDS

                          STRATTON GROWTH FUND, INC.
                  STRATTON MONTHLY DIVIDEND REIT SHARES, INC.
                         STRATTON SMALL-CAP YIELD FUND
                          STRATTON SPECIAL VALUE FUND

                                  PROSPECTUS
                               __________, 1999


                       Plymouth Meeting Executive Campus
                       610 W. Germantown Pike, Suite 300
                        Plymouth Meeting, PA 19462-1050
                                (610) 941-0255



     The Securities and Exchange Commission has not approved or disapproved these securities nor has it passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS



                                                            PAGE


Fund Summaries...........................................
Fee Table................................................
Financial Highlights.....................................
Investment Policies and Risk Considerations..............
Investment Advisor.......................................
Pricing Fund Shares......................................
How to Buy Fund Shares...................................
How to Redeem Fund Shares................................
Exchange Privilege.......................................
Retirement Plans.........................................
Tax Treatment: Dividends and Distributions...............

--------------------------------------------------------------------------------

FUND SUMMARIES                          This Prospectus offers shares of the
                                        following Funds: STRATTON GROWTH
                                        FUND, INC. ("SGF"); STRATTON MONTHLY
                                        DIVIDEND REIT SHARES, INC. ("SMDS");
                                        STRATTON SMALL-CAP YIELD FUND
                                        ("SSCY"); and STRATTON SPECIAL VALUE
                                        FUND ("SSVF").

Stratton Growth Fund

Investment Objectives                   Growth of capital with current income
                                        from interest and dividends as a
                                        secondary goal.

Principal Strategy                      The fund normally invests in common
                                        stocks of well-established U.S.
                                        companies with excellent dividend
                                        records, in the opinion of the
                                        adviser.  Stock of companies that pay
                                        above average dividends tend to be
                                        less volatile than companies that do
                                        not pay dividends.  The adviser
                                        believes that companies which
                                        consistently strive to increase their
                                        dividends tend to offer the potential
                                        of above average returns.  The fund
                                        also may invest in securities
                                        convertible into common stock and
                                        Real Estate Investment Trust ("REIT")
                                        securities.

                                        In picking stocks for the fund, the
                                        fund's adviser initially reviews
                                        common stock yield. The adviser then
                                        reviews additional yield
                                        characteristics such as dividend
                                        growth rates and dividend coverage.
                                        Fundamental analysis is also
                                        employed, focusing on important
                                        characteristics such as earnings and
                                        cash flow outlook, management
                                        strengths, and industry competitive
                                        position.  The adviser continuously
                                        reviews economic and social
                                        conditions so that the fund's
                                        portfolio has the greatest possible
                                        potential for capital growth,
                                        consistent with reasonable levels of
                                        risk.  SGF hopes to achieve steady,
                                        stable growth of principal and
                                        dividend income.

Principal Risks                         There are risks involved with any
                                        investment, but the risks associated
                                        with an investment in the fund
                                        include:

                                        .  Stock market risk, or the risk that
                                           the price of securities held by the
                                           fund will rise or fall due to various
                                           conditions or circumstances which may
                                           be unpredictable.
                                        .  Loss of part or all of your money
                                           invested in the fund.
                                        .  The success of the fund's investment
                                           depends on the portfolio manager's
                                           skill in assessing the potential of
                                           the stocks they buy.

Bar Chart and Performance Table         The following bar chart and
                                        performance table provide some
                                        indication of the risks of investing
                                        in the fund by showing changes in the
                                        fund's performance from year to year
                                        and showing how the fund's average
                                        annual returns compare with those of
                                        a broad measure of market
                                        performance. Both tables assume
                                        reinvestme nt of dividends and
                                        distributio ns.  As with all mutual
                                        funds, past performan ce is not a
                                        prediction of future performan ce.

[First Data Annual Returns' bar chart and performance table logo appears here]


                                                       (SGF)

1998                 11.46%
1997                 30.60%
1996                 14.17%
1995                 37.68%
1994                  7.19%
1993                  6.41%
1992                  6.71%
1991                 22.18%
1990                 -6.72%
1989                 23.79%

During the ten years ended December 31, 1998, the highest return for a quarter was 15.47% for the quarter end December 31, 1998, and the lowest return was - 12.95% for the quarter ended September 30, 1998.

                               PERFORMANCE TABLE
             Average annual total returns as of December 31, 1998

                                 1 Year   5 Years   10 Years
                                 -------  --------  ---------

          Growth Fund             11.46%    20.64%     15.14%

          S & P 500*              28.58%    24.05%     19.22%

          S & P/BARRA Value**     14.67%    19.87%     16.67%

          -----------------
          *The S&P 500 Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ.

          **The S&P/BARRA Value index is __________________.

Suitability     The fund may be a suitable investment for you if you:

                . Desire an investment that focuses on growth and income. . Are investing for retirement or other long-term goals. . Can tolerate performance that varies from year to year.

Stratton Monthly
Dividend REIT
Shares

Investment Objective                    A high rate of return from dividend and
                                        interest income on investments in common stock and securities convertible into common stock. The fund's investment objective is not fundamental and may be changed without shareholder approval.

Principal Strategy                      The fund invests at least 65% of its
                                        total assets in common stocks and
                                        other equity securities of REITs.
                                        REITs were created to enable
                                        investors to participate in the
                                        benefits of owning income producing
                                        real estate.  REITs own many
                                        different types of properties, such
                                        as apartment complexes, office
                                        buildings, hotels, health care
                                        facilities, shopping centers, and
                                        shopping malls.

                                        The fund is managed to provide a high
                                        level of monthly income to its
                                        shareholders and therefore looks for
                                        companies that have strong dividend
                                        payouts.  The fund needs higher
                                        yielding securities to maintain its
                                        own attractive dividend payout.
                                        REITs satisfy this income
                                        requirement, while also offering the
                                        potential for dividend growth and
                                        capital appreciation.  Investment
                                        decisions will be made on the basis
                                        of an analysis of fundamentals of
                                        individual companies and on relevant
                                        economic and social conditions.

Principal Risks                         There are risks involved with any
                                        investment, but the risks associated
                                        with an investment in the fund
                                        include:

                                        .  The cyclical nature of the real
                                           estate industry, which subjects the
                                           real estate and real estate related
                                           securities held by the fund to any
                                           market or economic condition that may
                                           affect the value of real estate (up
                                           or down).
                                        .  REIT securities may be more volatile
                                           in price then the securities of large
                                           market capitalization companies.
                                        .  The fund is concentrated in REIT
                                           securities, which means it may be
                                           subject to a greater risk of loss
                                           than a non-concentrated mutual fund.
                                        .  Loss of part or all of your money
                                           invested in the fund.
                                        .  The success of the fund's investment
                                           depends on the portfolio manager's
                                           skill in assessing the potential of
                                           the stocks they buy.

Bar Chart and Performance Table         The following bar chart and
                                        performance table provide some
                                        indication of the risks of investing
                                        in the fund by showing changes in the
                                        fund's performance from year to year
                                        and showing how the fund's average
                                        annual returns compare with those of
                                        a broad measure of market
                                        performance.  Both tables assume
                                        reinvestment of dividends and
                                        distributions.  As with all mutual
                                        funds, past performance is not a
                                        prediction of future performance.

               (SMDS)
[First Data Annual Returns' bar chart and performance table logo appears here]

1998         -11.75%
1997          18.09%
1996           8.58%
1995          23.45%
1994         -12.13%
1993           6.60%
1992          10.41%
1991          35.10%
1990          -3.83%
1989          18.77%

          During the ten years ended December 31, 1998, the highest return for a quarter was 11.70% for the quarter ended March 31, 1991, and the lowest return for a quarter was -7.26% for the quarter ended June 30, 1994.


                               PERFORMANCE TABLE
             Average annual total returns as of December 31, 1998


                                          1 Year   5 Years   10 Years
                                          -------  --------  ---------
          Monthly Divident REIT Shares    -11.75%     4.18%      8.35%

          S & P 500*                       28.58%    24.05%     19.22%

          NAREIT Equity**                 -16.62%    10.63%     11.21%


          -----------------
          *The S&P 500 Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ.
          **The NAREIT Index is


Suitability     The fund may be a suitable investment for you if you:

                . Desire an investment that focuses on growth and income. . Are investing for retirement or other long-term goals. . Can tolerate performance that varies from year to year.

Stratton Small-Cap
Yield Fund

Investment Objective                    Capital appreciation and dividend
                                        income.
                                        The fund's investment objective is not
                                        fundamental and may be changed without
                                        shareholder approval.

Principal Strategy                      Under normal market conditions, the fund
                                        invests at least 80% of its assets in
                                        common stock and securities convertible
                                        into common stock of small-cap
                                        companies. The fund invests in dividend-paying companies with total market capitalizations at the time of purchase of less than $1 billion, and which are outside the S&P 500. The fund normally invests in common stocks of well-established U.S. companies. Generally, small company stocks are considered more volatile than large company stocks because they have limited product lines and financial resources and may experience more abrupt price movements.
                                        However, the fund strives to temper that volatility by investing in stocks of small but established dividend-paying companies. The investment adviser generally selects companies that pay quarterly dividends at an above-average rate. Small-cap companies that pay dividends tend to have strong financial characteristics, since the quarterly dividend payout requires management to exhibit a high degree of financial discipline.

                                        The initial screen for stock selection
                                        is a yield that is greater than the
                                        small-cap average, as measured by the
                                        Russell 2000 Index. The fund's adviser
                                        then employs a three-step process that
                                        focuses on a stock's fundamental
                                        valuation, earnings prospects, and, as a confirming factor, relative price strength. The adviser believes that companies that exhibit consistent earnings and that regularly increase their dividends have superior appreciation potential, with reasonable levels of risk.

Principal Risks                         There are risks involved with any
                                        investment, but the risks associated
                                        with an investment in the fund include:

                                        .  Stock market risk, or the risk that
                                           the price of securities held by the
                                           fund will rise or fall due to various
                                           conditions or circumstances which may
                                           be unpredictable.
                                        .  Small-cap stocks tend to have a
                                           higher degree of market risk than
                                           large-cap stocks, due to lack of
                                           liquidity and other reasons.
                                        .  Loss of part or all of your
                                           investment in the fund.
                                        .  The success of the fund's investment
                                           depends on the portfolio manager's
                                           skill in assessing the potential of
                                           the stocks they buy.

Bar Chart and Performance Table         The following bar chart and performance
                                        table provide some indication of the
                                        risks of investing in the fund by
                                        showing changes in the fund's
                                        performance from year to year and
                                        showing how the fund's average annual
                                        returns compare with those of a broad
                                        measure of market performance. Both
                                        tables assume reinvestment of dividends
                                        and distributions. As with all mutual
                                        funds, past performance is not a
                                        prediction of future performance.

                                                                          (SSCY)
[First Data Annual Returns' bar chart and performance table logo appears here]

1998      -9.58%
1997      42.37%
1996      14.96%
1995      27.27%
1994      -2.69%


          During the five years ended December 31, 1998, the highest return for a quarter was 16.72% for the quarter ended September 30, 1997, and the lowest return for a quarter was -18.92% for the quarter ended September 30, 1998.


                               PERFORMANCE TABLE
              Average annual total returns as of December 31, 1998


                                  1 Year   5 Years   10 Years
                                  -------  --------  ---------
          Small-Cap Yield Fund     -9.58%     1.04%  NA

          Russell 2000*            -2.55%    11.86%     12.92%

          ---------------------

          * The Russell 2000 Index is


Suitability     The fund may be a suitable investment for you if you:

                . Desire an investment that focuses on growth, but with some income.
                .  Are investing for retirement or other long-term goals.
                . Are willing to accept more market risk in return for the potentially higher returns that may come from investing in small-cap companies.
                .  Can tolerate performance that varies from year to year.

Stratton Special
Value Fund

Investment Objective                    Capital appreciation.
                                        The fund's investment objective is not
                                        fundamental and may be changed without
                                        shareholder approval.

Principal Strategy                      Under normal market conditions, the fund
                                        will invest at least 80% of its assets
                                        in common stock and securities
                                        convertible into common stock. The fund
                                        invests primarily in common stock that
                                        presents a value or potential worth
                                        which is not fully recognized by
                                        prevailing market prices. The fund's
                                        adviser believes that these stocks often are under-researched by financial analysts. The adviser also looks for stocks of companies that have experienced some fundamental change, and are intrinsically undervalued or are misunderstood by the investment community. The fund employs several strategies to attempt to achieve superior returns, including:

                                        .  investing in micro-cap companies;
                                        .  investing in under-valued large-cap
                                           companies;
                                        .  participating in initial public
                                           offerings;
                                        .  utilizing options, futures contracts,
                                           and short sales.

                                        The fund may have an above average
                                        turnover of the stocks in the portfolio, which may present certain tax consequences. See "Investment Policies and Risk Considerations--Portfolio
                                        Turnover."

Principal Risks                         There are risks involved with any
                                        investment, but the risks associated
                                        with an investment in the fund include:

                                        .  The fund has an aggressive investment
                                           policy and is not intended to
                                           represent a complete investment
                                           program.
                                        .  Stock market risk, or the risk that
                                           the price of securities held by the
                                           fund will rise or fall due to various
                                           conditions or circumstances which may
                                           be unpredictable.
                                        .  The use of options, futures and short
                                           sales may prevent the fund from
                                           making a gain if markets move in the
                                           opposite direction of the hedge.
                                        .  Loss of part or all of your
                                           investment in the fund.
                                        .  The success of the fund's investment
                                           depends on the portfolio manager's
                                           skill in assessing the potential of
                                           the stocks they buy.

Bar Chart and Performance Table         The following bar chart and performance
                                        table provide some indication of the
                                        risks of investing in the fund by
                                        showing changes in the fund's
                                        performance from year to year and
                                        showing how the fund's average annual
                                        returns compare with those of a broad
                                        measure of market performance. Both
                                        tables assume reinvestment of dividends
                                        and distributions. As with all mutual
                                        funds, past performance is not a
                                        prediction of future performance.

[First Data Annual Returns' bar chart and performance table logo appears here]

(SSVF)

1998 - 2.67%

          During the one year ended December 31, 1998, the highest return for a quarter was 12.47% for the quarter ended March 31, 1998, and the lowest return for a quarter was -21.49% for the quarter ended September 30, 1998.

                               PERFORMANCE TABLE
             Average annual total returns as of December 31, 1998


                                1 Year   5 Years   10 Years
                                -------  --------  ---------
          Special Value Fund     -2.67%  NA        NA

          Russell 2000*          -2.55%    11.85%     12.92%

          --------------------

          *The Russell 2000 Index is

Suitability     The fund may be a suitable investment for you if you:

                . Desire an investment that focuses on out of favor investments or a value oriented approach.
                . Hold it in a tax favored account in which short and long-term capital gains can accumulate without current taxation.
                .  Are investing for retirement or other long-term goals.
                .  Can tolerate performance that varies from year to year.


FEE TABLE
                                              SGF         SMDS        SSCY        SSVF
                                           ---------   ---------   ---------   ---------
ANNUAL FUND OPERATING EXPENSES:
-----------------------------------------
(as a percentage of average net assets)
  Management Fees                             0.73%/1/    0.61%/1/    1.09%/2/    0.75%/2/
  Other Expenses                              0.34%       0.41%       0.47%       1.32%
                                           --------    --------    --------    --------
  Total Fund Operating Expenses               1.07%       1.02%       1.56%       2.07%

EXAMPLE
The following example illustrates the expenses that you would pay on a $10,000 investment, assuming (1) a 5% annual rate of return, (2) redemption at the end of each time period, (3) all distributions are reinvested; and (4) each fund's operating expenses remain the same:


        1 Year  3 Years  5 Years  10 Years
        ------  -------  -------  --------
SGF       $109     $340    $ 590     $1306
SMDS      $104     $325    $ 563     $1248
SSCY      $159     $493    $ 850     $1856
SSVF      $210     $649    $1114     $2400

/1/ The investment advisor voluntarily has agreed to waive annually $15,000 of its compensation from SGF and SMDS to offset a portion of the cost of certain administrative responsibilities delegated to Investor Services Group.

/2/ This fee represents the basic management fee of 0.75% payable to SSCY and SSVF, subject to a performance adjustment. The performance adjustment is a rolling 24-month comparison to the Frank Russell 2000 Index ("Russell 2000"). See "Investment Advisor" for a further discussion. For the fiscal year ended December 31, 1998 the investment advisor received 1.09% of SSCY's average net assets. Absent such performance adjustment, the investment advisor would have received 0.75% of SSCY's average net assets. The performance adjustment for SSVF has not yet commenced.

The purpose of the fee table is to help you understand the various costs and expenses you will bear directly or indirectly. In addition to the above fees, the funds' transfer agent charges $9 for each redemption by wire transfer. A more complete description of the various costs and expenses of the funds is contained throughout this prospectus, in the Statement of Additional Information and in the financial statements and related notes which appear in the funds' Annual Report to Shareholders.

The example should not be considered a representation of past or future expenses or performance. Actual expenses may be more or less than those shown.

FINANCIAL       The financial highlights tables are intended to help you
HIGHLIGHTS      understand each fund's financial performance during the periods stated. Certain information reflects financial results for a single fund share. "Total return" shows how much your investment in a fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Tait, Weller &
                Baker, certified public accountants, whose report, along with the funds' financial statements is incorporated by reference into the Statement of Additional Information and is included in the funds' Annual Report to Shareholders dated December 31,
                1998, which may be obtained free of charge by calling 800-634-
                5726.

                          STRATTON GROWTH FUND, INC.

                                                 YEAR        YEAR      7 MONTHS
                                                ENDED       ENDED       ENDED              YEARS ENDED MAY 31,
                                                                                     -----------------------------
                                               12/31/98    12/31/97    12/31/96           1996      1995      1994
                                             ----------  ----------  ----------      ---------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD......    $   33.39   $   27.00   $   27.18        $ 22.35   $ 20.65   $ 20.89
                                             ----------  ----------  ----------      ---------  --------  --------

 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                            0.570       0.550       0.312          0.556     0.537     0.510
 Net gains on securities (both realized
   and unrealized)........................        3.130       8.900       1.298          5.759     2.978     0.665
                                             ----------  ----------  ----------      ---------  --------  --------
     Total from investment operations.....        3.700       9.450       1.610          6.315     3.515     1.175
                                             ----------  ----------  ----------      ---------  --------  --------

 LESS DISTRIBUTIONS
 Dividends (from net investment income)...       (0.590)     (0.540)     (0.580)        (0.540)   (0.540)   (0.510)
 Distributions (from capital gains).......       (2.430)     (2.520)     (1.210)        (0.945)   (1.275)   (0.905)
                                             ----------  ----------  ----------      ---------  --------  --------
     Total distributions..................       (3.020)     (3.060)     (1.790)        (1.485)   (1.815)   (1.415)
                                             ----------  ----------  ----------      ---------  --------  --------

NET ASSET VALUE, END OF PERIOD............    $   34.07   $   33.39   $   27.00        $ 27.18   $ 22.35   $ 20.65
                                             ==========  ==========  ==========      =========  ========  ========

TOTAL RETURN..............................

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's).....    $  63,323   $  60,177   $  44,801        $42,880   $31,719   $25,475
 Ratio of expenses to average net assets..         1.07%       1.11%       1.17%  /1/     1.16%     1.31%     1.34%
 Ratio of net investment income to
   average net assets.....................         1.60%       1.87%       2.08%  /1/     2.28%     2.70%     2.51%

 Portfolio turnover rate..................        38.02%      34.40%      20.32%         15.41%    42.54%    49.81%
 Average commission rate paid.............        N/R     $  0.0509   $  0.0537          N/A       N/A       N/A

__________________
/1/  Annualized


                   STRATON MONTHLY DIVIDEND REIT SHARES, INC.


                                                 YEAR         YEAR      7 MONTHS
                                                 ENDED       ENDED       ENDED              YEARS ENDED JANUARY  31,
                                                                                      ---------------------------------
                                               12/31/98    12/31/97    12/31/96          1996       1995        1994
                                             ----------  ----------  ----------      ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD......    $   30.25   $   27.43   $   27.40        $  24.84    $  28.69    $  29.91
                                             ----------  ----------  ----------      ----------  ----------  ----------

 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                            1.650       1.540       1.630           1.880       1.940       1.870
 Net gains on securities (both realized
   and unrealized)........................       (4.070)      3.200       0.160           2.600      (3.870)     (1.140)
                                             ----------  ----------  ----------      ----------  ----------  ----------
     Total from investment operations.....       (3.420)     (4.740       1.790           4.480      (1.930)      0.730
                                             ----------  ----------  ----------      ----------  ----------  ----------

 LESS DISTRIBUTIONS
 Dividends (from net investment income)...       (1.650)     (1.540)     (1.630)         (1.890)     (1.920)     (1.940)
 Distributions (in excess of net
   investment income).....................       (0.400)         --      (0.130)         (0.030)         --      (0.010)
 Return of capital........................           --      (0.380)         --              --          --          --
                                             ----------  ----------  ----------      ----------  ----------  ----------
     Total distributions..................       (2.050)     (1.920)     (1.760)         (1.920)     (1.920)     (1.950)
                                             ----------  ----------  ----------      ----------  ----------  ----------

NET ASSET VALUE, END OF PERIOD............    $   24.78   $   30.25   $   27.43        $  27.40    $  24.84    $  28.69
                                             ==========  ==========  ==========      ==========  ==========  ==========

TOTAL RETURN                                    (11.75%)      18.09%       7.12%          18.98%     (6.57%)       2.22%


                                                 YEAR         YEAR      7 MONTHS
                                                 ENDED       ENDED       ENDED              YEARS ENDED JANUARY  31,
                                                                                      ---------------------------------
                                               12/31/98    12/31/97    12/31/96          1996       1995        1994
                                             ----------  ----------  ----------      ----------  ----------  ----------
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's).....    $  79,936   $ 101,956   $ 103,780        $129,267    $134,066    $165,798
 Ratio of expenses to average net assets..         1.02%       1.02%       1.02%  /1/      0.99%       1.08%       0.99%
 Ratio of net investment income to
   average net assets.....................         5.95%       5.48%       6.94%  /1/      7.42%       7.71%       6.12%
 Portfolio turnover rate..................        18.89%      42.47%      69.19%          53.30%      39.50%      19.15%
 Average commission rate paid.............        N/R     $  0.0505   $  0.0498           N/A         N/A         N/A

__________________
/1/  Annualized


                         STRATTON SMALL-CAP YIELD FUND

                                          YEAR          YEAR         7 MONTHS              YEAR           YEAR       FOR THE PERIOD
                                         ENDED         ENDED          ENDED               ENDED          ENDED          04/12/93/1/
                                                                                     ----------------------------------------------
                                        12/31/98      12/31/97/3/   12/31/96/3/         03/31/96/3/    03/31/95/3/   TO 03/31/94/3/
                                      ----------    ----------    ----------         -----------    -----------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD   $  22.47      $  16.79      $  15.98           $   12.94      $   12.97      $     12.50
                                      ----------    ----------    ----------         -----------    -----------    -------------

 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                     0.170         0.210         0.260               0.330          0.290            0.220
 Net gains on securities (both
   realized and unrealized).........      (2.310)        6.800         1.740               3.040         (0.020)           0.450
                                      ----------    ----------    ----------         -----------    -----------    -------------
     Total from investment
       operations...................      (2.140)        7.010         2.000               3.370          0.270            0.670
                                      ----------    ----------    ----------         -----------    -----------    -------------

 LESS DISTRIBUTIONS
 Dividends (from net investment
   income)..........................      (0.180)       (0.200)       (0.270)             (0.330)        (0.300)          (0.200)
 Distributions (from capital
   gains)...........................      (0.040)       (1.130)       (0.920)                 --             --               --
                                      ----------    ----------    ----------         -----------    -----------    -------------
     Total distributions............      (0.220)       (1.330)       (1.190)             (0.330)        (0.300)          (0.200)
                                      ----------    ----------    ----------         -----------    -----------    -------------

NET ASSET VALUE, END OF PERIOD......   $  20.11      $  22.47      $  16.79           $   15.98      $   12.94      $     12.97
                                      ==========    ==========    ==========         ===========    ===========    =============

TOTAL RETURN........................      (9.58%)       42.37%        12.84%              26.18%          2.09%            5.51%/2/

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)  $  42,789     $  39,377     $  21,691          $   19,592     $   14,058     $      8,257
 Ratio of expenses to average net
   assets...........................       1.56%         1.62%         1.29%/2/            1.46%          2.12%            2.28%/2/
 Ratio of net investment income to
   average net assets...............       0.80%         1.09%         2.03%/2/            2.28%          2.36%            1.85%/2/
 Portfolio turnover rate............      35.74%        26.27%        35.86%              33.50%         30.20%           28.60%/2/
 Average commission rate paid.......      N/R        $   0.0548    $   0.0579             N/A            N/A              N/A

__________________
/1/  Commencement of operations
/2/  Annualized
/3/ Adjusted for a 2-for-1 stock split declared by the fund to shareholders of record on December 17, 1997

                          STRATTON SPECIAL VALUE FUND

                                                                YEAR
                                                               ENDED
                                                            12/31/98
                                                            --------

NET ASSET VALUE, BEGINNING OF PERIOD...................... $15.00/1/
                                                             -----

 INCOME FROM INVESTMENT OPERATIONS
 Net investment loss......................................  (0.120)
 Net losses on securities
    (both realized and unrealized)........................  (0.280)
                                                             -----
    Total from investment operations......................  (0.400)
                                                             -----

NET ASSET VALUE, END OF PERIOD............................  $14.60
                                                             -----

TOTAL RETURN                                                (2.67%)


RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)..........................   $     6,383
  Ratio of expenses to average net assets.......................      2.07%/2/
  Ratio of net investment loss to average net assets............    (0.91%)/2/
  Portfolio turnover rate.......................................        78.06%

----------------------------
/1/ Commencement of operations 12/31/97
/2/ Annualized


INVESTMENT                              Unless otherwise stated in this
POLICIES                                Prospectus or the Statement of
AND RISK                                Additional Information, each fund's
CONSIDER-ATIONS                         investment policies are not
                                        fundamental and may be changed
                                        without shareholder approval.
                                        However, the funds intend to notify
                                        shareholders before making any change
                                        in any policy or restriction.
                                        Fundamental policies may not be
                                        changed without shareholder approval.
                                        A complete list of each fund's
                                        fundamental investment restrictions
                                        appears in the Statement of
                                        Additional Information.

Risk Considerations                     Investments in small-cap companies
for SSCY                                have certain risks associated with
                                        them.  First and foremost is their
                                        greater earnings and price volatility
                                        in comparison to large companies.
                                        Earnings risk is partially due to the
                                        undiversified nature of small company
                                        business lines. The fund attempts to
                                        counteract these concerns about
                                        investing in small-cap companies by
                                        using strict purchase criteria.  One
                                        of these criteria stipulates that
                                        these companies must have been sound
                                        and going entities for over three
                                        years.  In addition, these companies
                                        must be established dividend-paying
                                        entities.  The dividend requirement
                                        helps to reduce share price
                                        volatility of the issues in the fund
                                        and ultimately of the fund itself.

Risk Considerations for SSVF

Portfolio Turnover                      SSVF's portfolio turnover rate may
                                        vary significantly from year to year
                                        as well as within the year and its
                                        turnover rate could reach or exceed
                                        100%.  A 100% turnover rate would
                                        occur, for example, if all the
                                        securities in the fund's portfolio
                                        were replaced in a period of one
                                        year.  A greater portfolio turnover
                                        rate reflects a greater number of
                                        securities transactions.  High
                                        portfolio turnover may also result in
                                        the realization of substantial
                                        capital gains, and any distributions
                                        from short-term capital gains are
                                        taxable at ordinary income rates for
                                        Federal tax purposes.  High portfolio
                                        turnover involves correspondingly
                                        greater brokerage commission and
                                        other transaction costs to SSVF.

Short Sale                              Short sales are transactions in which
Transactions                            SSVF sells a security it does not own
                                        in anticipation of a decline in the
                                        market value of that security.  To
                                        complete such a transaction, SSVF
                                        must borrow the security to make
                                        delivery to the buyer.  The fund then
                                        is obligated to replace the security
                                        borrowed by purchasing it at the
                                        market price at the time of
                                        replacement.  The price at such time
                                        may be more or less than the price at
                                        which the security was sold by the
                                        fund.  Until the security is
                                        replaced, the fund is required to pay
                                        the lender any dividend amounts which
                                        accrue during the period of the loan.
                                        To borrow the security, the fund also
                                        may be required to pay a premium,
                                        which would increase the cost of the
                                        security sold.  The proceeds of the
                                        short sale will be retained by the
                                        broker, to the extent necessary to
                                        meet margin requirements, until the
                                        short position is closed out.

                                        Since short selling can result in
                                        profits if stock prices decline, the
                                        fund can, to a certain extent, hedge
                                        the market risk to the value of its
                                        other investments and protect its
                                        equity in a declining market.
                                        However, the fund could also suffer
                                        both a loss on the purchase or
                                        retention of one security if that
                                        security should decline in value, and
                                        a loss on a short sale of another
                                        security if the security sold short
                                        should increase in value.  Moreover,
                                        in a rising market, the net asset
                                        value of the fund may not increase to
                                        the extent of the net asset value of
                                        an investment company that does not
                                        engage in short sales.  Among the
                                        factors which management may consider in making short sales are a decreasing demand for a company's products, lower profit margins, lethargic management and a belief that a disparity exists between the price of the security and its underlying assets or other values.

                                        No short sale will be effected which, at the time of the transaction, will cause the aggregate market value of all securities sold short to exceed 25% of the value of the fund's net assets. The value of the securities of any one issuer that have been "shorted" by the fund is limited to the lesser of 2% of the outstanding value of the fund's net assets or 2% of the outstanding securities of any class of the issuer. In addition, to secure the fund's obligation to replace any borrowed security, it will place in a segregated account, an amount of cash or U.S. Government securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or otherwise cover its short position in accordance with positions taken by the SEC.

                                        In addition to the short sales discussed above, the fund may also make short sales "against the box", i.e., short sales made when the fund owns securities identical to those sold short. The fund may only engage in short sale transactions in securities listed on one or more national securities exchange or on NASDAQ.

Futures Contracts                       SSVF may invest in futures contracts
and Related                             and options on futures contracts for
Options                                 hedging purposes or to maintain
                                        liquidity. However, the fund may not
                                        purchase or sell a futures contract or
                                        purchase a related option unless
                                        immediately after any such transaction
                                        the total initial margin deposits on
                                        existing futures positions and the
                                        amount of premiums paid for related
                                        options does not exceed 5% of the fund's total assets.

                                        At maturity, a futures contract
                                        obligates the fund to take or make
                                        delivery of certain securities or the
                                        cash value of a securities index. When
                                        the fund sells a futures contract, it
                                        agrees to sell a specified underlying
                                        instrument at a specified future date.
                                        The fund may sell a futures contract in
                                        order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. The fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. When the fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. The fund may purchase a futures contract in anticipation of purchases of securities. In addition, the fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

                                        The fund may purchase and sell call and
                                        put options on futures contracts traded
                                        on an exchange or board of trade. When
                                        the fund purchases an option on a
                                        futures contract, it has the right to
                                        assume a position as a purchaser or
                                        seller of a futures contract at a
                                        specified exercise price at any time
                                        during the option period. When the fund
                                        sells an option on a futures contract,
                                        it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund intends to purchase. Similarly, if the market is expected to decline, the fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

                                        To enter into a futures contract, the
                                        fund must make a deposit of an initial
                                        margin with its custodian in a
                                        segregated account in the name of the
                                        futures broker. Subsequent payments to
                                        or from the broker, called variation
                                        margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable.

                                        The primary risks associated with the
                                        use of futures contracts and options
                                        are: (i) imperfect correlation between
                                        the change in market value of the
                                        securities held by the fund and the
                                        price of futures contracts and options;
                                        (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) the investment advisor's ability to predict correctly the direction of security prices, interest rates and other economic factors. Successful use of options and futures by the fund is subject to the investment advisor's ability to predict correctly the movements in the direction of the market. For example, if the fund uses futures contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract. For further discussion, see "Information on Investment Objectives and Policies" in the Statement of Additional Information.

Options SSVF may buy put and call options and d may write (i.e., sell) covered call and secured put options. Such options may relate to particular securities, stock indices, or financial instruments listed on a national securities exchange and issued by the Options Clearing Corporation. Purchasing options is a specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

                                        A call option enables the purchaser, in
                                        return for the premium paid, to purchase securities from the writer of the option at an agreed-upon price during the option period. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. The fund will only write (i.e. sell) call options on a covered basis (options on securities owned by the fund). The fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to the fund's total return. The fund may lose potential market appreciation if the investment advisor's judgment is incorrect with respect to interest rates, security prices or the movement of indices.

                                        A put option enables the purchaser of
                                        the option, in return for the premium
                                        paid, to sell the security underlying
                                        the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. The fund will only write put options on a covered basis. The fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price.

                                        An option on a securities index gives
                                        the purchaser of the option, in return
                                        for the premium paid, the right to
                                        receive cash from the seller equal to
                                        the difference between the closing price of the index and the exercise price of the option.

                                        The fund may buy call options to the
                                        extent that premiums paid by the fund do not aggregate more than 20% of its total assets. The fund may write covered call options without limit. The fund may invest up to 20% of its total assets in put options. With regard to writing put options, the fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets.

                                        Closing transactions essentially let the fund offset put options or call options prior to exercise or expiration. If the fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold. For further discussion, see "Information on Investment Objectives and Policies" in the Statement of Additional Information.

Risk Considerations for each Fund       Each fund may invest in REITs. Equity
REITS                                   REITs invest directly in real property
                                        while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income.
                                        Generally, increases in interest rates
                                        will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of the portfolio's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act").

                                        REITs pay dividends to their
                                        shareholders based upon available funds
                                        from operations. It is quite common for
                                        these dividends to exceed the REIT's
                                        taxable earnings and profits resulting
                                        in the excess portion of such dividends
                                        being designated as a return of capital.
                                        A fund intends to include the gross
                                        dividends from such REITs in its
                                        distributions to shareholders and,
                                        accordingly, a portion of the funds'
                                        distributions may also be designated as
                                        a return of capital. For more
                                        information, please see the discussion
                                        under "Tax Treatment: Dividends and
                                        Distributions."

Temporary Investments                   Although each fund normally seeks to
                                        remain fully invested in equity
                                        securities, each fund may invest
                                        temporarily up to 100% of its assets in
                                        certain short-term fixed income
                                        securities. Such securities may be used
                                        to invest uncommitted cash balances
                                        temporarily to maintain liquidity to
                                        meet shareholder redemptions, or as a
                                        defensive measure to protect capital.
                                        These securities include, but are not
                                        limited to, obligations of the U.S.
                                        government, its agencies and
                                        instrumentalities, commercial paper,
                                        certificates of deposit, bankers
                                        acceptances and repurchase agreements.
                                        When a fund invests for defensive
                                        purposes, the fund may not achieve its
                                        investment objective.

                                        For temporary defensive purposes, SGF
                                        may invest in non-convertible preferred
                                        stocks, debt securities and domestic
                                        corporate and government fixed income
                                        obligations without limitation and, to
                                        the extent such investments are made,
                                        the fund will not be achieving growth of capital.

 Year 2000                              The Funds could be adversely affected
 Compliance                             if the computer systems used by their
                                        service providers do not properly
                                        process and calculate date-related
                                        information after December 31, 1999. The
                                        Year 2000 issue affects virtually all
                                        companies and organizations. While Year
                                        2000-related computer problems could
                                        have a negative effect on the Funds,
                                        Stratton Management and First Data
                                        Investor Services Group, Inc. Are
                                        working to avoid such problems and to
                                        obtain assurances from the Funds' other
                                        service providersthat they are taking
                                        similar steps. Companies, organizations, governmental entities and securities in which the Funds invest could be affected by the Year 2000 issue, but at this time the Funds cannot predict the degree of impact. To the extent the effect is negative,a Fund's returns could be reduced.


INVESTMENT ADVISOR                      Stratton Management Company, with
                                        offices at Plymouth Meeting Executive
                                        Campus, 610 W. Germantown Pike, Suite
                                        300, Plymouth Meeting, PA 19462-1050, is the funds' investment advisor and manager and is a registered investment advisor. Stratton
                                        Management provides investment advisory
                                        services for a variety of individuals
                                        and institutions, and had approximately
                                        $2.2 billion in assets under management
                                        as of December 31, 1998.

                                        James W. Stratton is the Chief Executive officer of Stratton Management and has been primarily responsible for the day-to-day investment management of SGF and SMDS since 1972 and 1980, respectively. Mr. Frank H. Reichel, III has been primarily responsible for the day-to-day investment management of SSCY since that fund's commencement of operations in April of 1993. Mr. James Van Dyke Quereau has been primarily responsible for the day-to-day investment management of SSVF since the fund's commencement of operations in January of 1998. Mr. Quereau has been a Managing Partner and Director of Research of the investment advisor since May 1990, and has been in the investment management business for 26 years.

                                        Pursuant to Investment Advisory
                                        Agreements, Stratton Management Company
                                        provides an investment program in
                                        accordance with each respective fund's
                                        investment policies, limitations and
                                        restrictions.

Investment Advisory Fee                 For its advisory services, the
                                        investment advisor receives an annual
                                        fee of 0.75% of daily net assets of
                                        SGF and an annual fee of 0.63% of
                                        daily net assets of SMDS.  The
                                        investment advisor voluntarily has
                                        agreed to waive annually $15,000 of
                                        its fees from SGF and SMDS to offset
                                        a portion of  the fees that those
                                        funds will incur under administration
                                        agreements with Investor Services
                                        Group.  See the Statement of
                                        Additional Information for a detailed
                                        description of those fees.  During
                                        the fiscal year ended December 31,
                                        1998, SGF and SMDS paid the
                                        investment advisor fees at the
                                        effective annual rates of .73% and
                                        .61%, of each fund's respective
                                        average daily net assets.

                                        For its advisory services to SSCY and
                                        SSVF, the investment advisor receives
                                        a fee, payable monthly at an annual
                                        rate of 0.75% of average daily net
                                        assets, plus/minus a performance fee
                                        adjustment.

                                        The performance fee adjustment for
                                        SSCY is calculated at the end of each
                                        month based upon the Fund's
                                        performance during the last rolling
                                        24-month period.  The performance
                                        adjustment for SSVF begins at one of
                                        the following points: 1) the end of
                                        the month in which the fund has
                                        completed 24 months of operation and
                                        has assets of $20 million or more, or
                                        2) at the end of any succeeding month
                                        at which it has net assets of $20
                                        million, or 3) at the end of the
                                        month in which SSVF has completed 36
                                        months of operation, regardless of
                                        net assets. The performance fee
                                        adjustment for SSVF is calculated at
                                        the end of each month based upon the
                                        Fund's performance during the
                                        previous rolling 24-month period.

                                        A fund's gross performance is
                                        compared with the performance of the
                                        Russell 2000 Index, over a rolling 24
                                        month period.  The Russell 2000 is a
                                        widely recognized unmanaged common
                                        stock index of small to medium size
                                        companies.  When a fund performs
                                        better than the Index, it pays the
                                        advisor additional fees. If a fund
                                        lags the Index, the advisor is paid
                                        less than the basic fee.  Each 1.00%
                                        of the difference in performance
                                        between a fund and the Index during
                                        the performance period is equal to a
                                        0.10% adjustment to the basic fee.
                                        The end result is that if the adviser
                                        manages the fund in such a way as to
                                        outperform the benchmark index, the
                                        adviser is paid more for its efforts.
                                        Most important, however, is the fact
                                        that if the adviser does not perform
                                        as well as the benchmark  index, the
                                        adviser is paid less, and in this
                                        way, penalized for poor performance.

                                        The maximum annualized performance
                                        adjustment rate is +/- 0.50% of
                                        average net assets which would be
                                        added to or deducted from the
                                        advisory fee if a fund outperformed
                                        or underperformed the Index by 5.00%.
                                        The effect of this performance fee
                                        adjustment is that the advisory fee
                                        may never be greater than 1.25% or
                                        less than 0.25% of a fund's average
                                        daily net assets for the preceding
                                        month.  During the fiscal year ended
                                        December

                                        31, 1998, SSCY paid the investment
                                        advisor a fee at the effective annual
                                        rate of 1.09% of The fund's average
                                        daily net assets.

PRICING FUND                            Fund share pricing is based upon net
SHARES                                  asset value. The net asset value per
                                        share of each fund is determined once
                                        each business day as of the close of
                                        regular trading hours (currently 4:00
                                        p.m. Eastern time) on the New York Stock
                                        Exchange ("NYSE"). Such determination
                                        will be made by dividing the value of
                                        all securities and other assets
                                        (including dividends accrued but not
                                        collected) less any liabilities
                                        (including accrued expenses), by the
                                        total number of shares outstanding.

                                        Portfolio securities are valued as
                                        follows:

                                        1.  Securities listed or admitted to
                                            trading on any national securities
                                            exchange are valued at their last
                                            sale price on the exchange where the
                                            securities are principally traded
                                            or, if there has been no sale on
                                            that date, at the mean between the
                                            last reported bid and asked prices.

                                        2.  Securities traded in the over-the-
                                            counter market are valued at the
                                            last sale price, if carried in the
                                            National Market Issues section by
                                            NASDAQ; other over-the-counter
                                            securities are valued at the mean
                                            between the closing bid and asked
                                            prices obtained from a principal
                                            market maker.

                                        3.  All other securities and assets are
                                            valued at their fair value as
                                            determined in good faith by the
                                            Board of Directors of the funds,
                                            which may include the amortized cost
                                            method for securities maturing in
                                            sixty days or less and other cash
                                            equivalent investments.

                                        Determination of the net asset value may be suspended when the right of redemption is suspended as provided under "How to Redeem Fund Shares."


HOW TO BUY FUND SHARES

Purchase Price                          You pay no sales charge to invest in any
                                        of the funds. Shares of all funds are
                                        sold at the net asset value per share
                                        (NAV) next determined after receipt of
                                        the order by First Data Investor
                                        Services Group, Inc. on a continuous
                                        basis.

Time of Requests                        All requests received by First Data
                                        Investor Services Group before 4:00 p.m.
                                        Eastern Standard Time will be executed
                                        the same day, at that day's closing
                                        share price. Orders received after 4:00
                                        p.m. Eastern Standard Time will be
                                        executed the following day, at that
                                        day's closing share price. Shares will
                                        not be priced on days when the New York
                                        Stock Exchange is closed.

Stock exchange closings                 Shares of the funds will not be priced
                                        and are not available for purchase on
                                        the following days on which the New York
                                        Stock Exchange is closed for trading:
                                        New Year's Day, Martin Luther King, Jr.
                                        Day, Presidents' Day, Good Friday,
                                        Memorial Day, Independence Day, Labor
                                        Day, Thanksgiving Day and Christmas Day.

Retirement plans                        Each fund has available four types of
                                        tax-deferred retirement plans: (1)
                                        Defined Contribution Plans, for use by
                                        both self-employed individuals and
                                        corporations; (2) an Individual
                                        Retirement Account, both Traditional and
                                        Roth, for use by certain eligible
                                        individuals with compensation (including earned income from self-employment); (3) a Simple Individual Retirement Account and Profit Sharing/Money Purchase
                                        Pension Plan for use by certain small
                                        companies; and (4) a 403(b)(7)
                                        Retirement Plan, for use by employees of schools, hospitals, and certain other tax-exempt organizations or associations. More detailed information about how to participate in these plans, the fees charged by the custodian, and the limits on contributions can be found in the Statement of Additional Information. To invest in any of the tax-deferred retirement plans, please call the funds for information and the required separate application, disclosure statement and custodial agreement.

General Information                     Shares of a fund may be repurchased or
                                        redeemed through broker/dealers who may
                                        charge a transaction fee. This fee would not otherwise be charged if the shares were purchased directly from a fund. The funds may accept wire purchase orders from broker/dealers and institutions that previously have been approved by a fund.

                                        The funds reserve the right to reject
                                        any purchase order.  Share
                                        certificates are issued only upon
                                        shareholder request.

                                        The funds do not accept third party
                                        checks for the purchase of shares.
                                        The funds reserve the right to delay
                                        sending redemption proceeds up to 15
                                        days if you recently purchased shares
                                        by check.  A $20 fee is charged to
                                        your account for any purchase check
                                        returned to the custodian.

                                        Shareholder inquiries should be
                                        directed to the funds' transfer
                                        agent, First Data Investor Services
                                        Group, Inc., 3200 Horizon Drive, P.O.
                                        Box 61503, King of Prussia, PA
                                        19406-0903, phone number
                                        1-800-472-4266.  Certain special
                                        shareholder services, such as a
                                        request for a historical transcript
                                        of your account, may involve an
                                        additional fee.


HOW TO BUY SHARES
-------------------------------------------------------     -------------------------------------------------------
TO OPEN AN ACCOUNT                                                         TO ADD TO AN ACCOUNT
-------------------------------------------------------     -------------------------------------------------------
BY MAIL                                                     BY MAIL
-------------------------------------------------------     -------------------------------------------------------
Complete the application.                                   Please make check payable to the name of the fund
                                                            you are investing in and write your account number
Mail the application and your check to:                     on the check.
 FIRST DATA INVESTOR SERVICES GROUP
 3200 HORIZON DRIVE                                         Mail your check and the stub from your last
 P.O. BOX 61503                                             account
 KING OF PRUSSIA, PA 19406=0903                             statement to:

Please make check payable to the name of the fund           FIRST DATA INVESTOR SERVICES GROUP
 you wish to invest in.                                     P.O. BOX 412797
                                                            KANSAS CITY, MISSOURI 64141-2797
Minimum initial investment for the funds:
 $2,000 for non-retirement accounts                         Minimum additional investments for the funds:
 No minimum investment for retirement accounts.
                                                            $100 for non-retirement accounts
                                                            No minimum for retirement accounts

-------------------------------------------------------     -------------------------------------------------------
BY WIRE                                                     BY WIRE
-------------------------------------------------------     -------------------------------------------------------
For new accounts, call (800) 472-4266.  An account          Follow instructions under TO OPEN AN ACCOUNT -
 number will be assigned to you.                            - By Wire.

Call your bank with instructions to transmit federal        Minimum additional investment: same as "By Mail"
 funds to:                                                  above.
 -  UMB Bank, NA, ABA #10-10-00695
 -  For: First Data Investor Services Group
 -  Account #98-7037-071-9
 -  The fund name
 -  Name(s) of account registration
 -  Shareholder account number

Your bank may charge a wire fee.

Minimum investment: same as "By Mail" above.

Mail your completed application to First Data
 Investor Services Group at the address above.
-------------------------------------------------------     -------------------------------------------------------
BY AUTOMATIC INVESTMENT                                     BY AUTOMATIC INVESTMENT
-------------------------------------------------------     -------------------------------------------------------
Complete the application and return it with your initial    Call 472-4266 to request an application.
 investment.  The minimum investment for this plan is
 $100.                                                      Complete and return the application along with any
                                                            other required materials.
Subsequent investments will be drawn from your
 bank account and invested into the fund(s).                Subsequent investments will be drawn from your
                                                            bank account and invested into the fund(s).
*Requires $2,000 initial minimum balance.


HOW TO
REDEEM FUND
SHARES

Timing of Requests           Shares are redeemed at the net asset value next
                             determined at the close of regular trading hours on the NYSE after receipt of a request for redemption in the form described below, and the certificates
                             (if any) evidencing the shares to be redeemed.
                             There is no redemption charge. However, the transfer agent will charge a $9 fee for wiring redemption proceeds. Payment for shares redeemed is made within five business days, or such shorter time period as may be required by applicable SEC rules, after receipt of the certificates (or of the redemption request where no certificates have been issued) by mailing a check to your address of record.

Telephone Redemptions        The funds may also accept telephone redemption
                             requests from broker/dealers and institutions who have been approved previously by the funds. Neither the funds nor any of their service contractors will be liable for any loss or expense or cost in acting upon any telephone instructions that are reasonably believed to be genuine. To the extent that a fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

Redeeming recently           If you wish to redeem shares that were recently
purchased shares             purchased by check, the funds may delay mailing of
                             your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

Signature guarantees         The funds may require additional documentation, or
                             signature guarantees on any redemptions in amounts of $10,000 or more in value, if proceeds are to be paid to someone other than the account holder, when redemption proceeds are to be wired to a bank, requests to transfer share registration, or when redemption proceeds are to be sent to an address other than the account holder's. A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Please call (800)
                             472-4266 for information on obtaining a signature guarantee.

Accounts with low balances   If your account falls below $500, the fund may ask
                             you to increase your balance. If it is still below
                             $500 after 45 days, the fund may close your account and send you the proceeds.

HOW TO REDEEM SHARES
--------------------------------------    --------------------------------------
TO REDEEM OR CLOSE AN ACCOUNT             TO REDEEM OR CLOSE AN ACCOUNT
--------------------------------------    --------------------------------------
BY MAIL                                   BY AUTOMATED CLEARING HOUSE
--------------------------------------    --------------------------------------

Write a letter of instruction that includes:
 - The fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
 -  Include all signatures and any additional documents that may be required.
 -  Mail your request and any applicable stock certificates you hold to:
    FIRST DATA INVESTOR SERVICES GROUP
    P.O. BOX 61503
    KING OF PRUSSIA, PA 19406-0903
 - A check will be mailed to the name(s) and address in which the account is registered.

Redemption proceeds may be transferred to banks that are on-line members of ACH. There B are no service fees. Written ACH redemption requests should be sent to First Data InvestorC Services Group at the address under"BY Mail." ACH redemptions are sent the day following receipt of your request, and funds are available two days later.

--------------------------------------
BY SYSTEMATIC CASH WITHDRAWAL PLAN
--------------------------------------
Complete the appropriate part of the application and specify the amount and frequency of withdrawals you would like (monthly minimum is $50). Be sure to maintain an account balance of$10,000 or more.

EXCHANGE                     You can exchange fund shares for shares of the
PRIVILEGE                    other Stratton funds, provided such other shares
                             may legally be sold in your state. Each fund has a
                             distinct investment objective, which should be
                             reviewed before executing any exchange of shares.
                             You also should read the additional information
                             about a fund, including its expenses, before
                             seeking any such exchange. Shares may be exchanged
                             by: (1) written request; or (2) telephone if a
                             special authorization form has been completed and
                             is on file with the transfer agent in advance.

                             PLEASE NOTE: Shareholders who have certificated shares must surrender these certificates to the transfer agent to be held on account in unissued form before taking advantage of the exchange privilege. When returning certificates for this purpose only, signature(s) need not be guaranteed. There are no sales charges involved. Shareholders who engage in frequent exchange transactions may be prohibited from further exchanges or otherwise restricted in placing future orders. The funds reserve the right to suspend the telephone exchange privilege at any time. An exchange for tax purposes constitutes the sale of one fund and the purchase of another. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

RETIREMENT
PLANS

TAX                          Each fund contemplates declaring as dividends each
TREATMENT:                   year all or substantially all of its taxable
DIVIDENDS AND DISTRIBUTIONS  income, including its net capital gain (the excess of long-term capital gain over short-term capital
                             loss). Distributions attributable to the net
                             capital gain of a fund will be taxable to you as
                             long-term capital gain, regardless of how long you
                             have held your shares. Other fund distributions
                             will generally be taxable as ordinary income.
                             (However, if a fund's distributions exceed its net
                             income and gain -- as may be the case particularly
                             for SMDS, because REIT distributions often include
                             a nontaxable return of capital - that excess will
Tax Treatment                generally result in a nontaxable return of capital
                             to you.)

                             The tax treatment to you of fund distributions will be the same regardless whether they are paid in cash or reinvested in additional shares. Any dividends declared in October, November or December and paid in January will be deemed for tax purposes to have been paid to you on December 31. You will be notified annually of the amount and tax status of all distributions to you.

                             You should note that if you purchase shares shortly before a taxable distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

                             You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another fund, based on the difference between you r tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends that were received on the shares.

                             The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. Also, dividends paid to shareholders that are corporations will be eligible for the 70% dividends-received deduction to the extent the dividends are attributable to qualifying dividends received by the fund from domestic corporations.

                             You will also generally be subject to any applicable state and local income taxes on fund distributions and redemptions. State income taxes generally will not apply, however, to fund distributions attributable to interest on federal securities, if any.

                             The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

                             Each fund is required by Federal tax law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not complied with Internal Revenue Service regulations regarding Tax Identification Certification. In order to avoid this withholding requirement, you must certify by signature on your Application, or on a separate W-9 Form supplied by the transfer agent, that your Social Security or Taxpayer Identification Number is correct (or you are waiting for a number to be issued to you), and that you are currently not subject to backup withholding, or you are exempt from backup withholding.

                             The information above is only a short summary of some of the important federal tax considerations generally affecting the funds and their shareholders. Income and capital gains distributions may also be subject to state and local taxes. Investors should consult their tax advisor with respect to their own tax situation.

Dividends and                The shareholders of each fund are entitled to
Distributions                dividends and distributions arising from the net
                             investment income and net realized gains, if any, earned on investments held by the fund involved, when declared by the Board of Directors of such fund. SGF declares and pays dividends from net investment income on a semi-annual basis. SMDS declares and pays dividends from net investment income on a monthly basis. SSCY and SSVF declares and pays dividends from net investment income annually. Each fund will make distributions from net realized gains, if any, once a year, but may make distributions on a more frequent basis so as to avoid incurring any fund level income or excise taxes. Any distribution paid necessarily reduces a fund's net asset value per share by the amount of the distribution. Distributions may be reinvested in additional shares of such fund, see
                             "Reinvestment of Income Dividends and Capital Gains
                             Distributions."

    The Statement of Additional Information (SAI) contains additional information about the funds. The Statement of Additional Information is incorporated by reference in to this Prospectus in its entirety. Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund's performance during the last fiscal year.

    To obtain an SAI, annual report or semi-annual report for the funds, without charge, call 1-800-472-4266. This number may also be used to make shareholder inquiries.

    Information about the funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (telephone 800-SEC-0330), or by mail by sending your request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Reports and other information about the funds are available on the SEC's internet website at http://www.sec.gov.

SGF's Investment Company Act File No.  is 811-2297
SMDS' Investment Company Act File No.  is 811-2240
The Stratton Funds, Inc.  Investment Company Act File No.  is 811-7434

STRATTON
MUTUAL FUNDS

STRATTON GROWTH FUND, INC.
STRATTON MONTHLY DIVIDEND REIT SHARES, INC.
STRATTON SMALL-CAP YIELD FUND
STRATTON SPECIAL VALUE FUND




                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 1999



This Statement of Additional Information provides supplementary information pertaining to shares of common stock in four separate mutual funds: STRATTON GROWTH FUND, INC. ("SGF"); STRATTON MONTHLY DIVIDEND REIT SHARES, INC. ("SMDS"); STRATTON SMALL-CAP YIELD FUND ("SSCY"); and STRATTON SPECIAL VALUE FUND ("SSVF") of The Stratton Funds, Inc. (each a "Fund" and collectively the "Funds").

This Statement of Additional Information is not a Prospectus but should be read in conjunction with the current Prospectus dated May 1, 1999, as amended or supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus. The Funds' audited financial statements and financial highlights included in their annual report to shareholders are incorporated by reference into this Statement of Additional Information. A copy of the Funds' Prospectus and, annual report are available, without charge, upon request, by contacting the Funds' Distributor, First Data Distributors, Inc., 4400 Computer Drive, Westborough, MA 01581, or by telephoning (800) 634-5726.



Plymouth Meeting Executive Campus
610 W. Germantown Pike, Suite 300
Plymouth Meeting, PA 19462-1050
(610) 941-0255

                               TABLE OF CONTENTS
                               -----------------

                                                       PAGE
                                                       ----

HISTORY OF THE FUNDS.................................     1

INVESTMENT POLICIES AND RISKS........................     1
     Futures Contracts...............................     1
     Options.........................................     3

     INVESTMENT RESTRICTIONS.........................     5
     SGF.............................................     6
     SMDS............................................     7
     SSCY............................................     8
     SSVF............................................     9

MANAGEMENT OF THE FUNDS..............................    10
     Directors and Officers..........................    10

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..    13

INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS.......    14
     Investment Advisor..............................    14
     Service Providers and Underwriter...............    15

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS.....    17

PURCHASE AND REDEMPTION INFORMATION..................

RETIREMENT PLANS.....................................    18
     Defined Contribution Plans......................    18
     Individual Retirement Account...................    19
     Roth-IRA........................................    19
     403(b)(7) Retirement Plan.......................    19
     Simple Individual Retirement Account............    20
     General Information.............................    20

INFORMATION CONCERNING TAXES.........................    20
     Taxation of Certain Financial Instruments.......    21

DESCRIPTION OF COMMON STOCK..........................    22

PERFORMANCE CALCULATIONS.............................    23

FINANCIAL STATEMENTS.................................    25

                             HISTORY OF THE FUNDS

This Statement of Additional Information pertains to the following separate funds incorporated under the laws of the State of Maryland:


NAME OF FUND                                                     DATE OF INCORPORATION
------------                                                     ---------------------
Stratton Growth Funds, Inc. (SGF)                                   June 21, 1985*
Stratton Monthly Dividend REIT Shares, Inc. (SMDS)                  March 4, 1985 **
The Stratton Funds, Inc.                                          January 5, 1993

*   As successor to a Delaware corporation organized on June 5, 1972.
** As successor to a Delaware corporation organized on November 10, 1971. On December 10, 1997, the Fund changed its name from Stratton Monthly Dividend Shares, Inc.

The Stratton Funds, Inc. consists of the following separate series described in this Statement of Additional Information:

     Stratton Small-Cap Yield Fund (SSCY)
     Stratton Special Value Fund (SSVF)

Prior to December 31, 1996, the fiscal year ends for SGF, SMDS and SSCY were May 31, January 31 and March 31, respectively. As of December 31, 1996 the Funds changed to a December 31 fiscal year end. For the fiscal year ended December 31, 1996, financial information covered shortened periods of 7, 11 and 9 months, respectively.

CLASSIFICATION:

The Funds are classified as open-end management investment companies. The Funds are diversified, which means that, with respect to 75% of each Fund's total assets, the Fund will not invest more than 5% of their respective assets in the securities of any single issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities).

                         INVESTMENT POLICIES AND RISKS

FUTURES CONTRACTS

SSVF may enter into contracts for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

The Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities underlying the contract. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

A stock index futures contract obligates the seller to deliver, and the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and the Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

With respect to options on futures contracts, when the Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

If a put or call option which the Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it received. Depending upon the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities, and for Federal tax purposes will be considered a "short sale". For example, the Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates that would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value that it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and having the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

OPTIONS

SSVF may buy put and call options and write covered call and secured put options. Such options may relate to particular securities, stock indices, or financial instruments listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than a direct investment in the underlying securities.

PURCHASING CALL OPTIONS. SSVF may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 20% of that Fund's total assets. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss that would be characterized as short-term unless the option was held for more than one year.

COVERED CALL WRITING. SSVF may write covered call options from time to time on such portions of its portfolio, without limit, as Stratton Management Company, the Investment Advisor, determines is appropriate in seeking to obtain the Fund's investment objective. The advantage to the Fund of writing covered calls is that the Fund receives a premium that is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which the Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

The Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets, in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets such as cash, U.S. Government securities and other high-grade debt obligations in a segregated account with its custodian. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

PURCHASING PUT OPTIONS. SSVF may invest up to 20% of its total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option. A put option purchased by the Fund gives it the right to sell one of its securities for an agreed-upon price up to an agreed date. The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Fund to protect unrealized gains in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending upon whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

WRITING PUT OPTIONS. SSVF may also write put options on a secured basis, which means that the Fund will maintain, in a segregated account with its custodian, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Investment Advisor wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. With regard to the writing of put options, the Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets.

Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.


                            INVESTMENT RESTRICTIONS

The following investment restrictions are deemed fundamental policies and may be changed with respect to a Fund only by the approval of the holders of a "majority" of such Fund's outstanding shares. The term "majority" of a Fund's outstanding shares means the holders of the lesser of: (1) 67% of such Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of such Fund's outstanding shares.

SGF WILL NOT:

1. Invest more than 5% of the value of its total assets in the securities of any one issuer, except for securities of the United States government or agencies thereof.

2. Invest in more than 10% of any class of securities of any one issuer (except for government obligations) or in more than 10% of the voting securities of any one issuer.

3. Invest more than 5% of the value of its total assets in securities of companies which (including operations of their predecessors and of subsidiaries if the company is a holding company) have not had a record of at least three years of continuous operations and in equity securities which are not readily marketable (that is, with a limited trading market).

4. Borrow money, except from banks for temporary or emergency purposes (but not for investment purposes), provided that such borrowings shall not exceed 5% of its total assets (at the lower of cost or market value).

5. Underwrite the securities of other issuers or invest in securities under circumstances where, if sold, the Fund might be deemed to be an underwriter under the Securities Act of 1933.

6.   Pledge, mortgage or hypothecate its assets.

7.   Invest for purposes of exercising management or control.

8. Invest in securities of other investment companies or in options, puts, calls, straddles, spreads or similar devices, or engage in arbitrage transactions or short sales.

9. Purchase securities on margin, but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

10. Make loans to other persons except that this restriction shall not apply to government obligations, commercial paper or notes or other evidences of indebtedness which are publicly distributed.

11. Purchase or sell real estate or interests in real estate. This will not prevent the Fund from investing in publicly-held real estate investment trusts or marketable securities which may represent indirect interests in real estate.

12. Purchase or sell commodities or commodity contracts or invest in interests in oil, gas or other mineral exploration or development programs.

13. Purchase or hold securities of any issuer, if, at the time of purchase or thereafter, any officer or director of the Fund or its Investment Advisor owns beneficially more than 1/2 of 1%, and such officers and directors holding more than 1/2 of 1% together own beneficially more than 5% of the issuer's securities.

14. Purchase the securities of issuers conducting their principal business activities in the same industry other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities if, immediately after such purchase, the value of the Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund.

The Fund will not invest more than 2% of the value of its total assets in warrants. This restriction does not apply to warrants initially attached to securities purchased by the Fund. This restriction may be changed or eliminated at any time by the Board of Directors of the Fund without action by the Fund's shareholders.

SMDS WILL NOT:

1. Borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets; or mortgage, pledge or hypothecate its assets to secure any borrowing except to secure temporary or emergency borrowing and then only in an amount not exceeding 15% of the value of its total assets.

2. Invest more than 5% of the value of its total assets in securities of issuers which, with their predecessors, have not had at least three years of continuous operation.

3. Issue any senior securities (as defined in the 1940 Act), except in so far as investment restriction 1 may be deemed to be an issuance of a senior security.

4. Act as an underwriter or purchase securities which the Fund may not be free to sell to the public without registration of the securities under the Securities Act of 1933.

5.   Purchase or sell real estate, commodities, or commodity contracts.

6. As to 75% of the total assets of the Fund, purchase the securities of any one issuer, other than securities issued by the U.S. government, it agencies or its instrumentalities, if immediately thereafter such purchase more than 5% of the total assets of the Fund would be invested in securities of such issuer.

7. Purchase or own 5% or more of the outstanding voting securities of any electric or gas utility company (as defined in the Public Utility Holding Company Act of 1935), or purchase or own 10% or more of the outstanding voting securities of any other issuer.

8. Purchase the securities of an issuer, if, to the Fund's knowledge, one or more Officers or Directors of the Fund or of its Investment Advisor individually own beneficially more than 0.5%, and those owning more than 0.5% together own beneficially more than 5%, of the outstanding securities of such issuer.

9. Make loans to other persons, except that the purchase of a portion of an issue of publicly distributed debt securities (whether or not upon original issuance) shall not be considered the making of a loan.

10. Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities.

11. Participate on a joint or a joint-and-several basis in any securities trading account.

12.  Invest in puts, calls or combinations thereof or make short sales.

13.  Purchase the securities of other investment companies.

14.  Purchase securities which do not have readily available market quotations.

The Fund will invest at least 25% of its assets in REITs, and thus will be concentrated. REITs are not considered investment companies, and therefore are not subject to the restriction in limitation 13 above. The restriction in limitation 5 on the purchase or sale of real estate does not include investments by the Fund in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein.

The following investment restrictions can be changed only by the Board of Directors of SMDS:

1. The Fund will not invest for the purpose of exercising control or management.

2. The Fund will not invest in warrants, except when acquired as a unit with other securities.

SSCY WILL NOT:

1. Issue any senior securities (as defined in the Investment Company Act of 1940); or borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets; or mortgage, pledge or hypothecate its assets.

2. Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an "Underwriter" as that term is defined in the Securities Act of 1933.

3.   Purchase or sell real estate, commodities, or commodity contracts.

4. As to 75% of the total assets of the Fund, purchase the securities of any one issuer, other than securities issued by the U.S. government, its agencies or its instrumentalities, if immediately after such purchase more than 5% of the total assets of the Fund would be invested in securities of such issuer.

5. Purchase or own 10% or more of the outstanding voting securities of any one issuer.

6. Purchase the securities of an issuer, if, to the Fund's knowledge, one or more Officers or Directors of the Fund or of its Investment Advisor individually own beneficially more than 0.5%, and those owning more than 0.5% together own beneficially more than 5%, of the outstanding securities of such issuer.

7. Make loans to other persons, except that the purchase of a portion of an issue of publicly distributed debt securities (whether or not upon original issuance) shall not be considered the making of a loan, nor shall the Fund be prohibited from entering into repurchase agreements with banks or broker/dealers.

8. Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities.

9. Purchase the securities of issuers conducting their principal business activities in the same industry other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities if, immediately after such purchase, the value of the Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund.

10. Invest in puts, calls, straddles or combinations thereof or make short sales.

11. Purchase the securities of other investment companies, except if they are acquired pursuant to a merger, consolidation, acquisition, plan of reorganization or a Securities and Exchange Commission approved offer of exchange.

12. Invest for the purpose of exercising control over, or management of, the issuer.

SSVF WILL NOT:

1. Issue any senior securities (as defined in the Investment Company Act of 1940); or borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets; or mortgage, pledge or hypothecate its assets, except that this restriction shall not apply to transactions in options, futures contracts and options on futures contracts.

2. Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an "Underwriter" as that term is defined in the Securities Act of 1933.

3.   Purchase or sell real estate.

4. As to 75% of the total assets of the Fund, purchase the securities of any one issuer, other than securities issued by the U.S. government, its agencies or its instrumentalities, if immediately after such purchase more than 5% of the total assets of the Fund would be invested in securities of such issuer.

5. Purchase or own 10% or more of the outstanding voting securities of any one issuer.

6. Purchase or sell commodities or commodity contracts, except that it may engage in options transactions and may enter into futures contracts and options thereon in accordance with its Prospectus.

7. Make loans to other persons, except that the purchase of a portion of an issue of publicly distributed debt securities (whether or not upon original issuance) shall not be considered the making of a loan, nor shall the Fund be prohibited from entering into repurchase agreements with banks or broker/dealers.

8. Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities. The Fund may establish margin accounts in connection with its use of options, futures contracts and options on futures contracts.

9. Purchase the securities of issuers conducting their principal business activities in the same industry other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities if, immediately after such purchase, the value of the Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund.

10. Purchase the securities of other investment companies, except if they are acquired pursuant to a merger, consolidation, acquisition, plan of reorganization or a Securities and Exchange Commission approved offer of exchange.

11. Invest for the purpose of exercising control over, or management of, the issuer.

Real estate investment trusts ("REITs") are not considered investment companies, and therefore are not subject to the restriction in limitation 11 above. The restriction in limitation 3 on the purchase or sale of real estate does not include investments by the Fund in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein.

                                     * * *

The percentage limitations on investments are applied at the time an investment is made. An actual percentage in excess of a stated percentage limitation does not violate the limitation unless such excess exists immediately after an investment is made and results from the investment. In other words, appreciation or depreciation of a Fund's investments will not cause a violation of the limitations. In addition, the limitations will not be violated if a Fund receives securities by reason of a merger or other form of reorganization.

                            MANAGEMENT OF THE FUNDS

DIRECTORS AND OFFICERS

The business of each Fund is managed under the direction of the Board of Directors of SMDS, SGF AND THE STRATTON FUNDS, INC. (collectively, the "Companies"). The Directors and executive officers of the Companiess, their positions with the Companies, their addresses, affiliations, if any, with the Investment Advisor, and principal occupations during the past five years are set forth below. Each of the Directors named below is a Director for each of the Companies and each of the officers named below holds the same position, unless otherwise noted, with each of the Companies.

                                     Position with
NAME AND ADDRESS             Age     Registrants       Principal Occupation during last 5 years

James W. Stratton/1,3/       62     Director/        Mr. Stratton is the Chairman of the Board
610 W. Germantown Pike              Chairman         and Chief Executive Officer of the
Suite 300                                            Investment Advisor, Stratton Management
Plymouth Meeting, PA 19462                           Company.  He is a Director of Unisource
                                                     Worldwide, Inc. (paper distribution),
                                                     Amerigas Propane Ltd. (energy), FinDaTex,
                                                     Inc. (financial services), Teleflex, Inc.
                                                     (aerospace controls and medical products)
                                                     and UGI Corp., Inc. (utility-natural gas).

Lynne M. Cannon/2/           43     Director         Ms. Cannon is a Senior Vice President of
3200 Horizon Drive                                   Relationship Management of First Data
King of Prussia, PA 19406                            Investor Services Group, Inc. She was
                                                     formerly a  Director of FPS Broker Services,
                                                     Inc. She was formerly employed as Vice
                                                     President of Mutual Funds of Independence
                                                     Capital Management, Inc. (investment
                                                     advisor).  Prior to Independence Capital,
                                                     she was Vice President of AMA Investment
                                                     Advisors, Inc. (investment advisor &
                                                     broker/dealer).

John J. Lombard, Jr.         64     Director         Mr. Lombard is a partner in the law firm of
2000 One Logan Sq.                                   Morgan, Lewis & Bockius LLP.
Philadelphia, PA 19103

Douglas J. MacMaster, Jr.    68     Director         Mr. MacMaster is a private investor.  He was
5 Morris Road                                        formerly Senior Vice President of Merck,
Ambler, PA 19002                                     Inc.  He is a Director of American Precision
                                                     Industries, Inc., Marteck Biosciences Corp.,
                                                     Neose Pharmaceuticals Inc., Oravax, Inc.,
                                                     U.S. Bioscience, Inc., and Flamel
                                                     Technologies, S.A.

Henry A. Rentschler          70     Director         Mr. Rentschler is a private investor.  He
P.O. Box 962                                         was formerly the President of
Paoli, PA 19301                                      Baldwin-Hamilton Company, a division of Joy
                                                     Environmental Equipment Co. (manufacturer of
                                                     renewal parts for Baldwin locomotives and
                                                     diesel engines) and was also formerly a
                                                     Director of the Society for Industrial
                                                     Archeology (which promotes the study and
                                                     preservation of the physical survivals of
                                                     our technological and industrial past).

Merritt N. Rhoad, Jr./3/     69     Director         Mr. Rhoad is a private investor.
640 Bridle Road
Custis Woods
Glenside, PA 19038


                                     Position with
NAME AND ADDRESS             Age     Registrants     Principal Occupation during last 5 years
Richard W. Stevens           65      Director        Mr. Stevens is an attorney in private
One Jenkintown Station                               practice.
115 W. Avenue, Suite 108
Jenkintown,  PA 19046

John A. Affleck/3/           52     Officer          Mr. Affleck is President and Director of the
610 W. Germantown Pike                               Investment Advisor, Stratton Management
Suite 300                                            Company.  He is President of Stratton
Plymouth Meeting, PA 19462                           Monthly Dividend REIT Shares, Inc., Vice
                                                     President of Stratton Growth Fund, Inc. and
                                                     The Stratton Funds, Inc.

Gerard E. Heffernan/3/       61     Officer          Mr. Heffernan is a Senior Vice President and
610 W. Germantown Pike                               Director of the Investment Advisor, Stratton
Suite 300                                            Management Company.  He is President of
Plymouth Meeting, PA 19462                           Stratton Growth Fund, Inc., Vice President
                                                     of Stratton Monthly Dividend REIT Shares,
                                                     Inc. and The Stratton Funds, Inc.  He is
                                                     Secretary of FinDaTex, Inc.

James Van Dyke Quereau       50     Officer          Mr. Quereau is a Vice President, a Director
610 W. Germantown Pike                               and the Director of Qualitative Research of
Suite 300                                            the Investment Advisor, Stratton Management
Plymouth Meeting, PA 19462                           Company.  He is Vice President of the Funds
                                                     and Portfolio Manager of Stratton Special
                                                     Value Fund.

Frank H. Reichel, III        34     Officer          Mr. Reichel is a Vice President, a Director
610 W. Germantown Pike                               and the Director of Quantitative Research of
Suite 300                                            the Investment Advisor, Stratton Management
Plymouth Meeting, PA 19462                           Company.  He is President of The Stratton
                                                     Funds, Inc., Vice President of Stratton
                                                     Growth Fund, Inc. and Stratton Monthly
                                                     Dividend REIT Shares, Inc. and Portfolio
                                                     Manager of Stratton Small-Cap Yield Fund.

James A. Beers               36     Officer          Mr. Beers is a Vice President of the
610 W. Germantown Pike                               Investment Advisor, Stratton Management
Suite 300                                            Company; prior thereto, Account Manager of
Plymouth Meeting PA 19462                            Client Services at FPS Services, Inc.  He is
                                                     Vice President of the Funds.  Mr. Beers is
                                                     related to Mr. Stratton by marriage.

Joanne E. Kuzma              44     Officer          Mrs. Kuzma is the Director of Trading and a
610 W. Germantown Pike                               Managing Partner of the Investment Advisor,
Suite 300                                            Stratton Management Company.  She is Vice
Plymouth Meeting, PA 19462                           President of Compliance for the Funds.

Patricia L. Sloan            45     Officer          Ms. Sloan is an employee of the Investment
610 W. Germantown Pike                               Advisor, Stratton Management Company.  She
Suite 300                                            is Secretary and Treasurer of the Funds.
Plymouth Meeting, PA 19462

Carol L. Royce               41     Officer          Mrs. Royce is an employee of the Investment
610 W. Germantown Pike                               Advisor, Stratton Management Company.  She
Suite 300                                            is Assistant Secretary and Assistant
Plymouth Meeting PA 19462                            Treasurer of the Funds.

1 As defined in the 1940 Act, Mr. Stratton is an "interested person" of the Funds by reason of his positions with the Investment Advisor.

2 Ms. Cannon is an "interested person" of the Funds by reason of her affiliation with First Data Distributors, Inc., the Funds' distributor.

3 Messrs. Stratton, Rhoad, Jr., Heffernan and Affleck are shareholders of FinDaTex, Inc.

The officers and Directors of the Companies who are also officers or employees of the Investment Advisor receive no direct compensation from the Funds for services to them. The Directors of the Companies serve in the same capacity for each Company and meet concurrently four times a year. In the aggregate, each director currently receives $1,000 for each meeting attended, and an annual retainer of $5,000. These fees are divided on a percentage basis between each

Fund based on their relative net assets as of the meeting date. There are no separate audit, compensation or nominating committees of the Board of Directors. Set forth are the total fees which were paid to each of the directors who are not "interested persons" for fiscal year ending December 31, 1998:

                                                                    Total Compensation From
                                    Aggregate Compensation          FUND AND FUND COMPLEX (1)
NAME OF DIRECTOR                         from Fund                  Paid to Directors
----------------                    ----------------------         -------------------------

James W. Stratton
 SGF                                     $       0                        $       0
 SMDS                                    $       0
 SSCY                                    $       0
 SSVF                                    $       0

Lynne M. Cannon                                                           $       0
 SGF                                     $       0
 SMDS                                    $       0
 SSCY                                    $       0
 SSVF                                    $       0

John J. Lombard, Jr.
 SGF                                     $2,768,73                        $9,000.00
 SMDS                                    $3,853.97
 SSCY                                    $2,111.63
 SSVF                                    $  265.67

Douglas J. MacMaster, Jr.
 SGF                                     $2,456.96                        $8,000.00
 SMDS                                    $3,425.46
 SSCY                                    $1,882.76
 SSVF                                    $  234.82

Henry A. Rentschler
 SGF                                     $2,768.73                        $9,000.00
 SMDS                                    $3,853.97
 SSCY                                    $2,111.63
 SSVF                                    $  265.67

Merritt N. Rhoad, Jr.
 SGF                                     $2,768.73                        $9,000.00
 SMDS                                    $3,853.97
 SSCY                                    $2,111.63
 SSVF                                    $  265.67

Alexander F. Smith /(2)/
 SGF                                     $1,726.14                        $5,750.00
 SMDS                                    $2,477.21
 SSCY                                    $1,384.22
 SSVF                                    $  162.43


                                                                    Total Compensation From
                                    Aggregate Compensation          FUND AND FUND COMPLEX (1)
NAME OF DIRECTOR                         from Fund                  Paid to Directors
----------------                    ----------------------         -------------------------


Richard W. Stevens
 SGF                                     $2,768.73                        $9,000.00
 SMDS                                    $3,853.97
 SSCY                                    $2,111.63
 SSVF                                    $  265.67
-----------------------------------------------------------------------------------

(1)  The "Fund Complex" consists of SGF, SMDS and THE STRATTON FUNDS, INC.
(2)  Mr. Smith deceased

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of February 16, 1999, beneficial ownership in the Funds by the directors and officers as a group was as follows:


              FUND            Number of Shares        Percentage
              ----            ----------------        ----------

              1.  SGF

              2.  SMDS

              3.  SSCY

              4.  SSVF

As of February 16, 1999, the following shareholders owned of record, or were known by the Funds to own beneficially, more than 5% of the outstanding shares of the respective Fund.

                                            SHARES        PERCENT
          NAME AND ADDRESS                   OWNED         OWNED
          ----------------                   -----         -----

1.  SGF   NONE


2.  SMDS  Charles Schwab & Co., Inc.        279,761        8.77%
          Reinvest Account
          Mutual Funds Department
          101 Montgomery Street
          San Francisco, CA

          Boston & Company                  222,842        6.98%
          Mutual Fund Operations
          P.O. Box 3198
          Pittsburgh, PA

3.  SSCY  Boston & Company                  482,922        23.73%
          CUST TJU Employee Pension Plan
          Mutual Fund Operations
          P.O. Box 3198
          Pittsburgh, PA

          Boston & Company                  240,000        11.79%
          CUST Thomas Jefferson University
          Mutual Fund Operations
          P.O. Box 3198
          Pittsburgh, PA

          Charles Schwab & Co., Inc.        213,261        10.48%
          SPL CSTY a/c FBO Customers
            Reinvest Account
          Mutual Funds Department
          101 Montgomery Street
          San Francisco, CA

4.        SSVF  Saxon & Company             100,469        29.67%
          FBO T/A Teleflex Stratton
          P.O. Box 7780-1888
          Philadelphia, PA

          James W. Stratton Profit
            Sharing Plan                     80,226        18.28%
          FBO James W. Stratton
          535 Skippack Pike
          Blue Bell, PA

          James W. Stratton and              66,052        15.05%
          John A. Affleck and
            Gerard E. Heffernan
          TRST Stratton Management Co. 401k
          Profit Sharing Plan
          610 W. Germantown Pike, Ste 300
          Plymouth Meeting, PA 19462-1050

          Union National Bank & Trust Co.    24,024         5.47%
          TRST Univest & Co.
          14 N. Main Street/Trust Department
          P.O. Box 197
          Souderton, PA 18964-0197


                INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISOR

Stratton Management Company is owned solely by James W. Stratton. Other persons who are affiliated with both the Funds and with Stratton Management are listed under the Directors and officers table under "Management of the Funds."

The amount of advisory fees paid by each Fund for the last three fiscal years is as follows:

1. SGF - During the fiscal year ended May 31, 1996, the fees paid to the Investment Advisor totaled $266,741. For the period June 1, 1996 through December 31, 1996, the fees paid to the Investment Advisor were $177,939. For the fiscal years ended December 31, 1997 and 1998, the fees paid to the Investment Advisor were $366,356 and $453,119, respectively.

2. SMDS - During the fiscal year ended January 31, 1996, the fees paid to the Investment Advisor totaled $794,629. For the period February 1, 1996 through December 31, 1996, the fees paid to the Investment Advisor were $606,818. For the fiscal years ended December 31, 1997 and 1998, the fees paid to the Investment Advisor were $600,138 and $548,380, respectively.

3. SSCY - During the fiscal year ended March 31, 1996, the fees paid to the Investment Advisor totaled $126,638.

     For the period April 1, 1996 through December 31, 1996, the fees paid to the Investment Advisor were $91,179. For the fiscal years ended December 31, 1997 and 1998, the fees paid to the Investment Advisor were $312,050 and $526,297, respectively.

4. SSVF - For the fiscal year ended December 31, 1998, the Fund paid the Investment Advisor advisory fees totaling $43,822.

     The performance adjustment for SSCY and SSVF is calculated at the end of each month based upon a rolling 24 month performance period. The performance adjustment is added to or subtracted from the basic investment advisory fee. Pursuant to the performance adjustment, a Fund's gross performance is compared with the performance of the Frank Russell 2000, a widely recognized unmanaged index of common stock prices, over a rolling 24-month performance period. The Russell 2000 is composed of the smallest 2000 stocks in the Frank Russell annual ranking of 3000 common stocks by market capitalization. The Russell 2000 is a widely recognized common stock index of small to medium size companies. Total return performance on the Russell 2000 includes dividends and is reported monthly on market capitalization-weighted basis. When a Fund performs better than the Russell 2000, it pays the Investment Advisor an incentive fee; less favorable performance than the Russell 2000 reduces the basic fee. Each 1.00% of the difference in performance between a Fund and the Russell 2000 during the performance period is equal to a 0.10% adjustment to the basic fee. The maximum annualized performance adjustment rate is +/- 0.50% of average net assets which would be added to or deducted from the advisory fee if a Fund outperformed or under performed the Russell 2000 by 5.00%. The effect of this performance fee adjustment is that the advisory fee may never be greater than 1.25% or less than 0.25% of a Fund's average daily net assets for the preceding month.

                  PERFORMANCE FEE SCHEDULE FOR SSCY AND SSVF

                          +:  1.25%
                              1.15%
                              1.05%
                              0.95%
                              0.85%
                  Basic Fee:  0.75%
                              0.65%
                              0.55%

                              0.45%
                              0.35%
                          -:  0.25%



SERVICE PROVIDERS AND UNDERWRITER

First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, has been engaged by the Funds to provide most of the back office services on the Funds' behalf. Pursuant to certain agreements, Investor Services Group provides the services commonly and separately referred to as: Fund Administration, Fund Accounting, Transfer Agency and Custody Administration. Effective February 23, 1998, FPS Services, Inc. ("FPS"), a wholly-owned subsidiary of FinDaTex, Inc. was acquired by Investor Services Group. Certain Directors and officers of the Funds are shareholders of FinDaTex, Inc. FPS formerly provided these services.

As the Funds' accounting services agent, Investor Services Group is responsible for certain accounting services such as computation of the net asset value of the Funds' shares and maintenance of the Funds' books and financial records.

1. SGF - For the fiscal year ended May 31, 1996, the Fund paid FPS $20,000 in fees pursuant to the Accounting Services Agreement. For the period June 1, 1996 through December 31, 1996, the Fund paid FPS $11,667 in fees pursuant to the Accounting Services Agreement. For the fiscal year ended December 31, 1997, the Fund paid FPS $20,000 in fees pursuant to the Accounting Services Agreement. For the fiscal year ended December 31, 1998, the Fund paid FPS or Investor Services Group $526,297 for accounting services.

2. SMDS - For the fiscal year ended January 31, 1996, the Fund paid FPS $26,000 in fees pursuant to the Accounting Services Agreement. For the period February 1, 1996 through December 31, 1996, the Fund paid FPS $23,833 in fees pursuant to the Accounting Services Agreement. For the fiscal year ended December 31, 1997, the Fund paid FPS $26,000 in fees pursuant to the Accounting Services Agreement. For the fiscal year ended December 31, 1998, the Fund paid FPS or Investor Services Group $43,822 for accounting services.

3. SSCY - For the fiscal year ended March 31, 1996, the Fund paid FPS $20,000 in fees pursuant to the Accounting Services Agreement. For the period April 1, 1996 through December 31, 1996, the Fund paid FPS $15,000 in fees pursuant to the Accounting Services Agreement. For the fiscal year ended December 31, 1997, the Fund paid FPS $21,666 in fees pursuant to the Accounting Services Agreement. For the fiscal year ended December 31, 1998, the Fund paid FPS or Investor Services Group $27,364 for accounting services.

4. SSVF - Pursuant to the Accounting Services Agreement, Investor Services Group receives an asset based fee computed at the annual rate of $25,000 on the first $20 million of average net assets, .03% of the next $30 million of average net assets, .02% of the next $50 million of average net assets and .01% of average net assets over $100 million. For the fiscal year ended December 31, 1998, the Fund paid FPS or Investor Services Group $25,000 for accounting services.

As the Funds' administrative services agent, Investor Services Group is responsible for certain administrative services such as: (1) coordinate and monitor the activities of any other third party service provider providing services to the Funds (e.g. the Funds' independent auditors, printers, etc.);
(2) provide the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform the responsibilities under the Agreement; (3) maintain such books and records of the Funds as may be required by applicable Federal or state law; (4) prepares and, after approval by the Funds, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (5) prepares and, after approval by the Funds, arranges for the filing of such registration statements and other documents with the U.S. Securities and Exchange Commission and any other Federal or state regulatory authorities as may be required by applicable law; (6) reviews and submits to the officers of the Funds for their approval, invoices or other requests for payment of the Funds' expenses and instructs the Custodian to issue checks in payment thereof, and (7) takes such other action with respect to the Funds as may be deemed by Investor Services Group to appropriately perform its duties under the Agreement.



1. SGF - For the fiscal year ended May 31, 1996, the Fund paid FPS $30,000 in fees for administrative services. For the period from June 1, 1996 through December 31, 1996, the Fund paid FPS $17,500. For the fiscal year ended December 31, 1997, the Fund paid FPS $30,000 in fees for administrative services. For the fiscal year ended December 31, 1998, the Fund paid FPS or Investor Services Group $30,000 for administrative services. The Investment Advisor has waived $15,000 annually of the compensation due it under the Investment Advisory Agreement, to offset a portion of the fee that the Fund will incur under the Administration Agreement. This fee waiver can be terminated or reduced by the Investment Advisor upon 60 days prior written notice to the Fund.

2. SMDS - For the fiscal year ended January 31, 1996, the Fund paid FPS $30,000 in fees for administrative services. For the period from February 1, 1996 through December 31, 1996, the Fund paid FPS $27,500. For the fiscal year ended December 31, 1997, the Fund paid FPS $30,000 in fees for administrative services. For the fiscal year ended December 31, 1998, the Fund paid FPS or Investor Services Group $30,500 for administrative services. The Investment Advisor has waived $15,000 annually of the compensation due it under the Investment Advisory Agreement, to offset a portion of the fee that the Fund will incur under the Administration Agreement. This fee waiver can be terminated or reduced by the Investment Advisor upon 60 days prior written notice to the Fund.

3. SSCY - For the fiscal year ended March 31, 1996, the Fund paid FPS $10,000 in fees for administrative services. For the period from April 1, 1996 through December 31, 1996, the Fund paid FPS $7,500. For the fiscal year ended December 31, 1997, the Fund paid FPS $10,833 in fees for administrative services. For the fiscal year ended December 31, 1998, the Fund paid FPS or Investor Services Group $30,000 for administrative services.

4. SSVF - Investor Services Group is entitled to receive a fee payable monthly at the annual rate of $10,000 per year. For the fiscal year ended December 31, 1998, the Fund paid FPS or Investor Services Group $10,000 for administrative services.

Investor Services Group also serves as the Funds' transfer agent and dividend-paying agent. Investor Services Group annually receives $13.00 per account for providing transfer agent and dividend disbursing agent services.

The Funds' independent auditor is Tait, Weller & Baker, 8 Penn Center Plaza, Suite 800, Philadelphia PA 19103. The auditor's responsibilities are (1) to ensure that all relevant accounting principles are being followed by the Funds; and (2) to report to the Boards of Directors concerning the Funds' operations.

The Bank of New York, 48 Wall Street, New York, New York 10286 serves as the custodian of each Fund's assets pursuant to custodian agreements. Under such agreements, The Bank of New York (1) maintains a separate account or accounts in the name of the Funds; (2) holds and transfers portfolio securities on account of the Funds; (3) accepts receipts and makes disbursements on money on behalf of the Funds; (4) collects and receives all income and other payments and distributions on account of the Funds' securities; and (5) makes periodic reports to the Boards of Directors concerning the Funds' operations.

First Data Distributors, Inc. ("FDDI"), 4400 Computer Drive, Westborough, MA 01581, serves as underwriter for the Funds. FDDI, a wholly-owned subsidiary of Investor Services Group, acts as underwriter for the limited purposes of facilitating the qualification of shares of each Fund under state securities laws, assisting with the sale of each Fund's shares, and licensing of the Investment Advisors' sales representatives.

Until December 31, 1998, FPS Broker Services, Inc. ("FPSB") served as the Funds' underwriter. FPSB was an affiliate of the Investment Advisor inasmuch as both FPSB and the Investment Advisor were under common control.

For the services to be provided in facilitating the qualification of each Fund's shares under state securities laws, FPSB has received an annual fee of $3,000 from each Fund for providing these services in each of the last three fiscal years. FDDI will be paid according to the same fee schedule.

               PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Funds seek to obtain the best price and execution in all purchases and sales of securities, except when the authorization to pay higher commissions for research and services, as provided for in the Investment Advisory Agreements, is exercised. Purchases and sales of over-the-counter securities are ordinarily placed with primary market makers acting as principals. Consistent with its obligation to seek the best price and execution, the Funds may place some purchases and sales of portfolio securities with dealers or brokers who provide statistical and research information to the Investment Advisor. Statistical and research services furnished by brokers through whom the Funds effects securities transactions in accordance with these procedures are ordinarily of general application and may be used by the Investment Advisor in servicing other accounts as well as that of the Funds. In addition, not all such services may be used in connection with the Investment Advisor's activities on behalf of the Funds. Portfolio transactions are assigned to brokers, and commission rates negotiated, based on an assessment of the reliability and quality of a broker's services, which may include research and statistical information such as reports on specific companies or groups of companies, pricing information, or broad overviews of the stock market and the economy.

Although investment decisions for the Funds will be made independently from investment decisions made with respect to other clients advised by the Investment Advisor, simultaneous transactions may occur on occasion when the same security is suitable for the investment objectives of more than one client. When two or more such clients are simultaneously engaged in the purchase or sale of the same security, to the extent possible the transactions will be averaged as to price and allocated among the clients in accordance with an equitable formula. In some cases this system could have a detrimental effect on the price or quantity of a security available to the Funds. In other cases, however, the ability of the Funds to participate with other clients of the Investment Advisor in volume transactions may produce better executions for the Funds.

The Investment Advisory Agreements contain provisions which authorize the Investment Advisor to pay on behalf of the Funds brokerage commissions in excess of commissions which might be charged by other brokers, where a determination is made that the amount of commission paid is reasonable in relation to the brokerage and research services provided by the broker to the Funds, viewed in terms of the particular transaction or the overall responsibilities of the Investment Advisor with respect to the Funds. In addition, the Investment Advisory Agreements recognize that the Investment Advisor may, at its expense, acquire statistical and factual information, advice about economic factors and trends and other appropriate information from others in carrying out its obligations.

1. SGF - During the fiscal year ended May 31, 1996; the period June 1, 1996 through December 31, 1996; and the fiscal years ended December 31, 1997 and 1998, the Fund paid $13,398, $24,150, $46,704 and $47,812 respectively, in brokerage commissions, substantially all of which were paid to brokers which had provided research, statistical data or pricing information to the Investment Advisor. The variation in these commissions from year to year reflects primarily the amount of total net assets in the Fund and to a lesser extent the annual turnover rate. For the fiscal year ended May 31, 1996; the period ended December 31, 1996 and the fiscal years ended December 31, 1997 and 1998, the Fund's portfolio turnover rates were 15.41%, 20.32%, 34.40% and 38.02%, respectively.

2. SMDS - During the fiscal year ended January 31, 1996; the period February 1, 1996 through December 31, 1996; and the fiscal years ended December 31, 1997 and 1998, the Fund paid $280,842, $337,175, $184,272 and $64,746, respectively, in brokerage commissions, substantially all of which were paid to brokers which had provided research, statistical data or pricing information to the Investment Advisor. The variation in these commissions from year to year reflects primarily the amount of total net assets in the Fund and to a lesser extent the annual turnover rate. For the fiscal year ended January 31, 1996; the period ended December 31, 1996 and the fiscal years ended December 31, 1997 and 1998, the Fund's portfolio turnover rates were 53.30 %, 69.19%, 42.47% and 18.89%, respectively.

3. SSCY - During the fiscal year ended March 31, 1996; the period April 1, 1996 through December 31, 1996; and the fiscal years ended December 31, 1997 and 1998, the Fund paid $22,378, $29,899, $41,488 and $74,069, respectively, in brokerage commissions, substantially all of which were paid to brokers which had provided research, statistical data or pricing information to the Investment Advisor. For the fiscal year ended March 31, 1996; the period ended December 31, 1996 and the fiscal year ended December 31, 1997 and 1998 the Fund's portfolio turnover rates were 33.50%, 35.86%, 26.27% and 35.94%, respectively.

4. SSVF - During the fiscal year ended December 31, 1998, the Fund paid $14,963 in brokerage commissions. For the fiscal year ended December 31, 1998, the Fund's portfolio turnover rate was 78.06%.


                      PURCHASE AND REDEMPTION INFORMATION

Please call Investor Services Group at 800-472-4266 to verify required language for all retirement plan redemption requests or to obtain the Retirement Plan Withdrawal Form. No redemption shall be made unless your Application is first on file. In addition, a fund will not accept redemption requests until checks (including certified checks or cashier's checks) received for the shares purchased have cleared, which can be as long as 15 days.

Redemption requests mailed to the Investment Advisor must be forwarded to the transfer agent and will not be effected until they are received in good order by the transfer agent. The transfer agent cannot accept redemption requests which specify a particular forward date for redemption.

All withdrawals under the Systematic Cash Withdrawal Plan are processed on the 25th of the month or, if such day is not a business day, on the next business day and paid promptly thereafter. Please complete the appropriate section on the Application, indicating the amount of the distribution and the desired frequency.

If withdrawals under the Systematic Cash Withdrawal Plan exceed income dividends and capital gains distributions, your invested principal will be depleted.
Thus, depending on the size of withdrawal payments and fluctuations in the value of your shares, your original investment could be exhausted entirely. You may change or stop the plan at any time by written notice to the funds. Dividends and capital gains distributions must be reinvested automatically to participate in this plan. Stock certificates cannot be issued under the Systematic Cash Withdrawal Plan.

The right of redemption may not be suspended or payment upon redemption deferred for more than five business days, or such time shorter time period as may be required by applicable SEC rules, except: (1) when trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (2) when the SEC has by order permitted such suspension; or (3) when an emergency, as defined by the rules of the SEC, exists, making disposal of portfolio securities or valuation of net assets of a fund not reasonably practicable. In case of a suspension of the determination of the net asset value, the right of redemption is also suspended and unless you withdraw your request for redemption, you will receive payment at the net asset value next determined after termination of the suspension.

As provided in the funds' Articles of Incorporation, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the funds have elected, pursuant to Rule 18f-1 under the 1940 Act to redeem shares solely in cash up to the lesser of $250,000, or one percent of the net asset value of the fund, during any 90 day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Directors of such fund believes that economic conditions exist which would make such a practice detrimental to the fund. Any portfolio securities paid or distributed in-kind will be in readily marketable securities, and will be valued as described under "Computation of Net Asset Value." Subsequent sale of such securities would require payment of brokerage commissions by the investor.

The value of your shares on redemption may be more or less than the cost of such shares to you depending upon the net asset value of the fund's shares at the time of redemption.

                               RETIREMENT PLANS

DEFINED CONTRIBUTION PLANS

The Funds offer a profit sharing and a money purchase plan (the "Defined Contribution Plans") for use by both self-employed individuals (sole proprietorships and partnerships) and corporations who wish to use shares of the Funds as a funding medium for a retirement plan qualified under the Internal Revenue Code.

The Internal Revenue Code provides certain tax benefits for participants in a Defined Contribution Plan. For example, amounts contributed to a Defined Contribution Plan and earnings on such amounts are not taxed until distributed. However, distributions to a participant from a Defined Contribution Plan before the participant attains age 59 1/2 will (with certain exceptions) result in an additional 10% tax on the amount included in the participant's gross income.

INDIVIDUAL RETIREMENT ACCOUNT

The Funds offer an individual retirement account (the "IRA") for use by individuals with compensation for services rendered (including earned income from self-employment) who wish to use shares of the Funds as a funding medium for individual retirement saving. However, except for rollover contributions, an individual who has attained, or will attain, age 70 1/2 before the end of the taxable year may only contribute to an IRA for a nonworking spouse who is under age 70 1/2. The general deductible limit for contributions to an IRA is the lesser of 100% of compensation or $2,000. An individual may roll over to the IRA funds (in any amount) that he or she has received in a qualifying distribution from an employer's retirement plan or IRA.

The individual's IRA assets (and earnings thereon) may generally not be withdrawn (without the individual's incurring an additional 10% tax on the amount included in the individual's gross income) until age 59 1/2. Earnings on amounts contributed to the IRA are not taxed until distributed.

ROTH-IRA

The total amount contributed to a Roth IRA for any taxable year cannot exceed the lesser of $2,000 or 100 percent of the individual's compensation. If an individual also maintains a traditional IRA the maximum contribution to the Roth IRA is reduced by any contributions made to the traditional IRA. The total annual contribution to all traditional IRAs and Roth IRAs cannot exceed the lesser of $2,000 or 100 percent of the individual's compensation.

Unless the individual's adjusted gross income is more than $100,000, or is married and filing a separate tax return, the individual is eligible to roll over, transfer or convert all or any portion of the existing traditional IRA(s) into the Roth

IRA(s). A separate Roth Conversion IRA should generally be established to hold conversion amounts. If the Roth IRA is designated as a Roth Conversion IRA, the only permissible contributions are amounts converted from a traditional IRA during the same tax year. The amount of the conversion from the traditional IRA to the Roth IRA will be treated as a distribution for income tax purposes and is includible in the individual's gross income (except for any nondeductible contributions). Although the conversion amount is generally included in income, the 10 percent early distribution penalty will not apply to rollovers or conversions from a traditional IRA to a Roth IRA, regardless of whether the individual qualifies for any exceptions to the 10 percent penalty.

Funds distributed from the Roth IRA may be rolled over to a Roth IRA of the individual. A proper Roth IRA to Roth IRA rollover is completed if all or part of the distribution is rolled over not later than 60 days after the distribution is received. The individual may not have completed another Roth IRA to Roth IRA rollover from the distributing Roth IRA during the 12 months preceding the date the distribution was received. Further, the individual may roll the same dollars or assets only once every 12 months. Roth IRA assets may not be rolled over to other types of IRAs (e.g., traditional IRA, Simple IRA).

403(B)(7) RETIREMENT PLAN

The Funds offer a plan (the "403(b)(7) Plan") for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Funds as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan based on a reduction of the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year), are excludable from the gross income of the employee for Federal income tax purposes. Assets withdrawn from the 403(b)(7) Plan are subject to Federal income tax and to the additional 10% tax on early withdrawals discussed above under "Defined Contribution Plans."

SIMPLE INDIVIDUAL RETIREMENT ACCOUNT

The Funds offer a plan (the "Simple IRA") for use by companies or tax-exempt organizations who wish to use shares of the Funds as a funding medium for a retirement plan for their employees. Contributions are made to the Simple IRAs based on a reduction of the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $6,000 per year), are excludable from the gross income of the employee for Federal income tax purposes. Assets withdrawn from the Simple IRA are subject to Federal income tax and to the additional 10% tax on early withdrawals discussed above under "Defined Contribution Plans." Also, any distribution to an individual within two years of initial participation in the plan increases the early withdrawal penalty to 25%.

GENERAL INFORMATION

Distributions of net investment income and capital gains on retirement plan shares will be reinvested automatically in the Funds.

The custodian of the Plans is Semper Trust Company ("Semper"), Plymouth Meeting, Pennsylvania. Semper is controlled by certain Directors and officers of the Funds and certain directors and officers of Stratton Management Company. Investor Services Group serves as the fiduciary agent for Semper and in such capacity is responsible for all record keeping, applicable tax reporting and fee collection in connection with the plan accounts. Semper is entitled to deduct its fees and administrative expenses by liquidating shares annually in September, unless the annual maintenance fee is paid separately to Investor Services Group. The annual maintenance fee is currently $12.00 per plan account. This fee may be amended upon 30 days notice by Stratton Management Company, Semper or Investor Services Group in the future.

The foregoing brief descriptions are not complete or definitive explanations of the Defined Contribution, IRA, Roth IRA, 403(b)(7) or Simple IRA Plans available for investment in the Funds. Any person who wishes to establish a retirement plan account may do so by contacting the Funds directly. The complete Plan documents and applications will be provided to existing or prospective shareholders upon request, without obligation. Since all these Plans involve setting aside assets for future years, it is important that investors consider their needs and whether the investment objective of the Funds as described in this Statement of Additional Information and in the Prospectus is most likely to fulfill them. The Funds recommend that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.



                         INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situation.

Each Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code, as amended ("the Code") for each taxable year. As a RIC, each Fund is exempt from Federal income and excise tax on its income and gains that it distributes to shareholders.

To maintain its RIC status, each Fund must satisfy certain distribution requirements and certain requirements with respect to the source of its income for a taxable year and the diversification of its investments. Complying with these tests may limit somewhat the Fund's freedom in pursuing its investment objectives.

SMDS has a capital loss carryover available to offset future capital gains, if any, of approximately $13,179,000, of which $7,681,000 expires in 2000, $4,331,000 expires in 2003 and $1,167,000 expires in 2005. SSCY and SSVF have capital loss carryovers available to offset future capital gains, if any, of approximately $1,159,000 and $36,000, respectively, which expire in 2006.

A 4% nondeductible excise tax is imposed on RICs that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions prior to the end of each calendar year to avoid liability for this excise tax.

If for any fiscal year a Fund does not qualify for the special tax treatment afforded RICs, all of its taxable income will be subject to Federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

Certain statutory rules govern the Federal income tax treatment of certain financial investments that may be held by SSVF. These rules may affect the amount of income or gain that the Fund must distribute to its shareholders.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Generally, futures contracts and options on futures contracts held by the Fund (collectively, the "Instruments") at the close of its taxable year are treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Forty percent of any gain or loss resulting from such constructive sales will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the period the Fund has held the Instruments ("the 40-60 rule"). The amount of any capital gain or loss actually realized by the Fund in a subsequent sale or other disposition of those Instruments is adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the Instruments. With respect to certain Instruments, deductions for interest and carrying charges may not be allowed.

With respect to futures contracts to sell that are properly identified as such, the Fund may make an election that will exempt (in whole or in part) those identified futures contracts from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, the Fund would be allowed (in lieu of the foregoing) to elect to either (1) offset gains or losses from positions which are part of a mixed straddle to which such treatment applies, or (2) establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term. Options on futures contracts generally receive Federal tax treatment similar to that described above.

OPTIONS. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included as a deferred credit in the liability section of the Fund's statement of assets and liabilities. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale price, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security from its portfolio and purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. Premiums from expired call options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are treated as short-term capital losses.

The foregoing discussion is based on Federal tax laws and regulations that are in effect on the date of this Statement of Additional Information. These laws and regulations may be changed by legislative or administrative action.

                          DESCRIPTION OF COMMON STOCK

SGF'S authorized capital is 10,000,000 shares of common stock, par value $0.10 per share. SMDS' authorized capital is 10,000,000 shares of common stock, par value $1.00 per share. THE STRATTON FUNDS, INC. is authorized to issue 1,000,000,000 shares of common stock, par value $0.001 per share, and to classify and reclassify any authorized and unissued shares into one or more series or classes. At present, the Board of Directors of THE STRATTON FUNDS, INC. has authorized the issuance of 200,000,000 shares of Class A common stock representing interests in SSCY and 200,000,000 shares of Class B common stock representing interests in SSVF.

There are no conversion or preemptive rights in connection with any shares of the Funds, nor are there cumulative voting rights. Shares of each Fund are freely transferable. Each share of a particular Fund has equal voting, dividend and distribution, and liquidation rights with other shares of such Fund. When issued for payment as described in its

Prospectus, a Fund's shares will be fully paid and nonassessable. Fractional shares of a Fund have proportionately the same rights as provided for full shares of the particular Fund.

Each Fund does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. SGF, SMDS and THE STRATTON FUNDS, INC. are each a separate legal entity and the shareholders of each will vote separately. Under certain circumstances, shareholders have the right to call a shareholders meeting to consider the removal of one or more directors.

Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as THE STRATTON FUNDS, INC. shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the Fund affected by the matter. A Fund affected by a matter unless it is clear that the interests of the Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of independent public accountants and the election of directors may be effectively acted upon by shareholders of THE STRATTON FUNDS, INC. voting without regard to a Fund.

Investors should be aware that by combining the Prospectus of each Fund into one document, there is the possibility that one Fund may become liable for any misstatements in the Prospectus about another Fund. To the extent that a Fund incurs such liability, a shareholders investment in such Fund could be adversely affected.

                           PERFORMANCE CALCULATIONS

From time to time, the Funds' total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Each Fund's total return may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return reflects the average annual percentage change in value of an investment in a Fund over the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gains distributions made by a Fund during the period are reinvested in such Fund's shares.

The total return of each Fund may be compared to that of other mutual funds with similar investment objectives and to bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of a Fund's shares may be compared to data prepared by Lipper Analytical Services, Inc., National Association of Real Estate Investment Trusts and to indices prepared by Dow Jones & Co., Inc. and Standard & Poor's Ratings Group.

Performance quotations of each Fund represent such Fund's past performance, and should not be considered as representative of future results. The investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Any fees charged by broker-dealers, banks or other financial institutions directly to their customer accounts in connection with investments in shares of a Fund will not be included in the Fund's calculations of total return. Further information about the performance of each Fund is included in the Fund's most recent Annual Report which may be obtained without charge by contacting the Fund at (800) 634-5726.

TOTAL RETURN CALCULATIONS

The Funds compute their average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial investment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result.

This calculation can be expressed as follows:

                                   ERV
                              T=[(-----)1/n-1]
                                    P

Where:         T      =     average annual total return.

               ERV    =     ending redeemable value at the end of the period
                            covered by the computation of a hypothetical $1,000 investment made at the beginning of the period.

               P      =     hypothetical initial investment of $1,000.

               n      =     period covered by the computation, expressed in
                            terms of years.

The Funds compute their aggregate total return by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment.

The formula for calculating aggregate total return is as follows:


                                (ERV-P)
                              A=-------
                                   P


Where:         A      =     aggregate total return.

               ERV    =     ending redeemable value at end of the period covered
                            by the computation of a hypothetical $1,000 investment made at the beginning of the period.

               P      =     hypothetical initial investment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Since performance will fluctuate, performance data for the Funds cannot necessarily be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

1. SGF - Based on the foregoing calculations, the average annual total returns for the Fund for the one year, five year and ten year periods ended December 31, 1998 were 11.46%,20.64% and 15.14%, respectively. The aggregate total returns for the five year and ten year periods ended December 31, 1998 were 155.51%, and 308.48%, respectively.

2. SMDS - Based on the foregoing calculations, the average annual total returns for the Fund for the one year, five year and ten year periods ended December 31, 1998 were -11.75%, 4.18% and 8.35%, respectively. The aggregate total returns for the five year and ten year periods ended December 31, 1998 were 18.53% and 122.92%, respectively.

3. SSCY - Based on the foregoing calculations, the average annual total returns for the Fund for the one year and five year periods ended December 31, 1998 were -9.58% and 1.04%, respectively. The aggregate total return for the five year period ended December 31, 1998 was 83.27%.

4. SSVF - Based on the foregoing calculations, the average annual total return for the Fund for the one year period ended December 31, 1998 was -2.67%. The aggregate total return from inception to the period ended December 31, 1998 was -2.67%.

                                 FINANCIAL STATEMENTS

The audited financial statements and notes thereto for SGV, SMDS, SSCY and SSVF contained in such Funds' Annual Report dated December 31, 1998 are incorporated by reference into this Statement of Additional information and have been audited by Tait, Weller & Baker, whose reports also appear in the 1998 Annual Report and are also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the reports of Tait, Weller & Baker, independent accountants, given on the authority of said firm as experts in auditing and accounting, incorporating by reference from such Funds' 1998 Annual Report to Shareholders.

                        POST-EFFECTIVE AMENDMENT NO. 10
                           The Stratton Funds, Inc.

                    TO REGISTRATION STATEMENT NO. 33-57166
                                      on
                                   Form N-1A


PART C.  OTHER INFORMATION

Item 23.     Exhibits

     (a)  Articles of Incorporation

          (i) Articles of Incorporation of Registrant, dated January 5, 1993, are incorporated herein by reference to Exhibit No. 99.1 of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No.'s 33-57166/811-7434), filed on July 29,
               1996 ("Post-Effective Amendment No. 5").

         (ii) Articles Supplementary to Articles of Incorporation, dated December 9, 1997, are incorporated by reference to Exhibit 99.1 of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on April 15, 1998 ("Post-Effective Amendment No. 9").

     (b) By-Laws of Registrant, dated January 15, 1993, are incorporated herein by reference to Exhibit No. 99.2 of Post-Effective Amendment No. 5.

     (c)  Instruments Defining Rights of Security Holders

          (i) Specimen certificate for shares of common stock of Stratton Small-Cap Yield Fund is incorporated herein by reference to
               Exhibit 99.4 of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No.'s 33-57166/811-
               7434), filed on March 12, 1997 ("Post-Effective Amendment No.
               6").

         (ii) Article VII, of the By-Laws, Exhibit (b) above, define the rights of security holders.

     (d) Investment Advisory Agreement, dated April 1, 1993, between Registrant and Stratton Management Company is incorporated herein by reference to Exhibit No. 99.5 of Post-Effective Amendment No. 5.

     (e) Underwriting Agreement, dated January 1, 1999, between Registrant and First Data Distributors, Inc. is filed herewith.

     (f)  None.

     (g)  Custodian Agreements

          (i) Custodian Agreement between Registrant and The Bank of New York, dated November 1, 1994, is incorporated herein by reference to Exhibit No. 99.8 (a) of Post-Effective Amendment No. 5.

         (ii) Custody Administration and Agency Agreement between Registrant and FPS Services, Inc., dated November 1, 1994, is incorporated herein by reference to Exhibit No. 99.8 (b) of Post-Effective Amendment No. 5.

     (h) (i) Administration Agreement, dated March 31, 1993, between Registrant and FPS Services, Inc. is incorporated herein by reference to Exhibit 99.9 (a) of Post-Effective Amendment No. 6.

         (ii) Shareholder Services Agreement, dated March 31, 1993, between Registrant and FPS Services, Inc. is incorporated herein by reference to Exhibit 99.9 (b) of Post-Effective Amendment No. 6.

        (iii) Accounting Services Agreement, dated March 31, 1993, between Registrant and FPS Services, Inc. is incorporated herein by reference to Exhibit 99.9 (c) of Post-Effective Amendment No. 6.

         (iv) Investment Company Services Agreement is incorporated herein by reference to Exhibit 99.9(d) of Post-Effective Amendment No. 9.

     (i) Opinion and Consents of Counsel on the legality of the securities being issued is incorporated herein by reference to Exhibit 99.10 of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File No.'s 33-57166/811-7434), filed on February 27, 1998
         ("Post-Effective Amendment No. 8").

     (j) Consent of Independent Auditors is filed herewith.

     (k) Financial Statements

         Included in Part A:

         Financial Highlights for Stratton Small-Cap Yield Fund and Stratton Special Value Fund

         Incorporated by reference in Part B:

         Stratton Small-Cap Yield Fund and Stratton Special Value Fund
         The audited financial statements for the Funds and related notes thereto as well as the auditors report thereon for the fiscal year ended December 31, 1998 are incorporated by reference to the Annual Report to Shareholders as filed with the U.S. Securities and Exchange Commission on February 25, 1999 pursuant to Rule 30b2-1 of the Investment Company Act of 1940, as amended (File Nos. 33-57166/811-
         7434).

     (l) Letters of Understanding relating to Initial Capital between The Stratton Funds, Inc. and James W. Stratton, Arlene E. Stratton, Carol
         A. Stratton, John A. Affleck, Gerard E. Heffernan, Frank H. Reichel, III, James Van Dyke Quereau (individually) are incorporated herein by reference to Exhibit 99.13 of Post-Effective Amendment No. 6.

     (m) Initial Purchase Agreement for Stratton Special Value Fund is filed herewith.

     (n) Financial Data Schedule is filed herewith.

     (o) None.

Item 24.  Persons Controlled by or under Common Control with Registrant

            Registrant is controlled by its Board of Directors.


Item 25.  Indemnification

            Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland gives Registrant the power to indemnify its directors and officers under certain situations. Article SEVENTH section (a) & (b) of Registrant's Articles of Incorporation, incorporated by reference as Exhibit 99.1 of Post-Effective Amendment No. 5, and Article VI, Section 1 of Registrant's By-Laws, as amended, incorporated by reference as Exhibit 99.2 of Post-Effective Amendment No. 5, provide for the indemnification of Registrant's directors and officers. Each indemnification must be authorized by the Board of Directors of Registrant by a majority of a quorum consisting of directors who were not parties to the action, suit or proceeding, or by independent legal counsel in a written opinion, or by the shareholders. Notwithstanding the foregoing,
            Article VI Section 1 (a) of Registrant's By-Laws provides that no director or officer of Registrant shall be indemnified against liability to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's duties to the corporation.

            In addition, the aforesaid section of the Corporations and Associations Article of the Annotated Code of Maryland gives Registrant the power (a) to purchase and maintain insurance for its directors and officers against any liability asserted against them and incurred by them in that capacity or arising out of their status as such, whether or not Registrant would have the power to indemnify such directors and officers under such statute, and (b) under certain circumstances to pay the reasonable expenses incurred by a director or officer in defending an action, suit or proceeding in advance of the final disposition of the action, suit or proceeding.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            Indemnification of Registrant's Custodian, Transfer Agent, Accounting/Pricing Agent and Administrator against certain stated liabilities is provided for the following documents:

              (a) Section 8(d) of Administration Agreement between the
                  Registrant and FPS Services, Inc. included as Exhibit 99.9.a.;

              (b) Section 24(c) of Shareholder Services Agreement between the
                  Registrant and FPS Services, Inc. included as Exhibit 99.9.b;

              (c) Section 11(c) of Accounting Services Agreement, between the
                  Registrant and FPS Services, Inc. included as Exhibit 99.9.c; and

              (d) Article XVII (14) of Custodian Agreement between the
                  Registrant and Bank of New York, incorporated herein by reference to Exhibit 99.8.a of Post-Effective Amendment No. 5.

Item 26.  Business and Other Connections of Advisor

            Stratton Management Company provides investment advisory services consisting of portfolio management for a variety of individuals and institutions, and as of December 31, 1998 had approximately $2.2 billion in assets under management. It presently also acts as investment advisor to two other registered investment companies, Stratton Monthly Dividend REIT Shares, Inc. and Stratton Growth Fund, Inc.

            For information as to any other business, vocation or employment of a substantial nature in which each director or officer of the Registrant's investment advisor has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-8681) filed by it under the Investment Advisors Act of 1940, as amended.


Item 27.  Principal Underwriter

       (a) First Data Distributors, Inc., the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

            The Galaxy Fund
            Galaxy Fund II
            The Galaxy VIP Fund
            Alleghany Funds (f/k/a CT&T Funds)
            Wilshire Target Funds, Inc.
            The Potomac Funds
            Panorama Trust
            First Choice Funds Trust
            Undiscovered Managers Fund
            LKCM Funds
            BT Insurance Funds Trust
            ABN AMRO Funds (f/k/a Rembrandt Funds)
            IBJ Funds Trust
            ICM Series Trust
            Forward Funds, Inc.
            Light Index Funds, Inc.
            WorldWide Index Funds
            Weiss, Peck & Greer Funds Trust
            Weiss, Peck & Greer International Fund
            WPG Growth Fund
            WPG Growth and Income Fund
            WPG Tudor Fund
            RWB/WPG U.S. Large Stock Fund
            Tomorrow Funds Retirement Trust

            The Govett Funds, Inc.
            IAA Trust Growth Fund, Inc.
            IAA Trust Asset Allocation Fund, Inc.
            IAA Trust Tax Exempt Bond Fund, Inc.
            IAA Trust Taxable Fixed Income Series Fund, Inc.
            Matthews International Funds
            McM Funds
            Metropolitan West Funds
            Smith Breeden Series Fund
            Smith Breeden Trust
            The Stratton Funds, Inc.
            Stratton Growth Fund, Inc.
            Stratton Monthly Dividend REIT Shares, Inc.
            Trainer Wortham First Mutual Funds


       (b) The information required by this Item 29 with respect to each Director, Officer or Partner of First Data Distributors, Inc. is incorporated herein by reference to Form BD filed with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (Sec File No. 8-45467).

       (c)  Not applicable.


Item 28.  Location of Accounts and Records

            All records described in Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by Stratton Management Company, the Fund's Investment Advisor, Plymouth Meeting Executive Campus, 610 W. Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462-1050, except for those maintained by the Fund's Custodian, The Bank of New York, 48 Wall Street, New York, New York 10286, and First Data Investor Services Group, Inc., the Fund's Administrator, Transfer, Redemption and Dividend Disbursing Agent, Administrator of its Retirement Plans and Accounting Services Agent, 3200 Horizon Drive, King of Prussia Pennsylvania, 19406.


Item 29.  Management Services

            Not applicable.


Item 32.  Undertakings

            Registrant undertakes to provide its Annual Report upon request without charge to any recipient of the Fund's Prospectus.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Plymouth Meeting, and the State of Pennsylvania, on the 1st day of March, 1999.


        THE STRATTON FUNDS, INC.
        Registrant

        /s/ Frank H. Reichel, III
        Frank H. Reichel, III, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement of The Stratton Funds, Inc. has been signed below by the following persons in the capacities and on the date indicated.

Signature                               Capacity                                Date
---------------------------------------------------------------------------------------------
/s/ James W. Stratton                   Director                               March 1, 1999
James W. Stratton

/s/ Lynne M. Cannon                     Director                               March 1, 1999
Lynne M. Cannon

/s/ John J. Lombard, Jr.                Director                               March 1, 1999
John J. Lombard, Jr.

/s/ Douglas J. MacMaster, Jr.           Director                               March 1, 1999
Douglas J. MacMaster, Jr.

/s/ Henry A. Rentschler                 Director                               March 1, 1999
Henry A. Rentschler

/s/ Merritt N. Rhoad, Jr.               Director                               March 1, 1999
Merritt N. Rhoad, Jr.

/s/ Richard W. Stevens                  Director                               March 1, 1999
Richard W. Stevens

/s/ Patricia L. Sloan                   Treasurer                               March 1, 1999
Patricia L. Sloan

/s/ Frank H. Reichel, III               President                               March 1, 1999
Frank H. Reichel, III


                       SCHEDULE OF EXHIBITS TO FORM N-1A


Exhibit
Number          Exhibit
-----------------------

23(e)           Underwriting Agreement

23(j)           Consents of Independent Auditors

23(m)           Initial Purchase Agreement for SSVF

27              Financial Data Schedules